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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-05685_________

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP       One Post Office Square      Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         March 31, 2010

Date of reporting period:       September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT September 30, 2009 (Unaudited)

THE DAVENPORT CORE FUND LETTER TO SHAREHOLDERS	October 28, 2009

Dear Shareholders,

The following chart represents The Davenport Core Fund’s (the “Fund”) performance and the performance of the S&P 500 Index*, the Fund’s primary benchmark, for the periods ended September 30, 2009.
	Q3 2009	YTD	1 Year	3 Years**	5 Years**	10 Years**	Since Inception** (1/15/98)	Gross Expense Ratio:
DAVPX	13.08	16.94	-7.23	-3.28	1.97	1.44	2.76	1.02%
S&P 500	15.61	19.26	-6.91	-5.43	1.02	-0.15	2.67

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-281-3217.

*
The S&P 500 Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

**	Annualized.

Market Commentary

Equity markets posted strong results during the third quarter. Further signs of economic healing and recovery in the financial system allowed markets to continue the impressive run that began in March. The S&P 500 Index advanced 15.6% during the period and was up 58.2% from its March low at the end of the quarter. While such a big run in a short period of time seems staggering, we remind investors that the market was coming from a low characterized by fear and panic. Indeed, it wasn’t long ago that the financial system seemed like it was on the verge of collapse. Our economy and markets still face some challenges, but we do seem to have found more tranquil waters for now.

Recent corporate earnings suggest a bottoming process has commenced. With expectations set at low levels, companies were able to post better than expected results for the second quarter. Many not only noted more stable demand trends, but also did an enviable job of cutting costs. As we get into second half results, most companies will be up against easy comparisons and should post year-over-year improvement, which could provide further support to the market. In terms of cost cutting as a source of earnings growth, a bear would point out that such cuts are not sustainable and that most of the low-hanging fruit has been picked. We think there is a silver lining. Due to reduced cost structures and leaner operating models, a number of companies may be in position to surpass prior earnings highs in a more buoyant demand environment (although not

2

necessarily the “boom” levels of 2006 and 2007). The key is finding companies that have not only survived, but have put themselves in a position to emerge stronger.

We have also seen capital markets loosen up substantially. Perhaps the biggest problem in late 2008/early 2009 was a lack of access to capital. Banks reined in lending and there was virtually no market for debt or equity issuance. Hence, shares of entities that needed capital were priced as though those entities were close to worthless. More recently, banks have shown a willingness to extend and restructure loans, markets for debt and equity issuance have substantially improved and pools of capital for distressed assets have quickly assembled. Rising markets have further aided access to capital. In other words, improving stock prices are helping to enable an economic recovery. Economist James Grant recently summed it well when he wrote, “Not only does the rise and fall of the averages reflect economic reality, but it also changes it.”

In our last letter, we noted significant amounts of cash on the sidelines. Some of this cash has been quickly put to work as some of the aforementioned positives have emerged and has been a huge factor behind the speed and magnitude of the market’s recent surge. In the throes of the financial crisis, investors fearing the worst scrambled to raise cash. Moreover, mutual fund and hedge fund managers raised cash in order to position their portfolios more defensively or prepare for investor redemptions. Now, the same crowds are scrambling to put money back to work and the meltdown has converted to a near melt-up in many markets, including equities and fixed income. With short-term interest rates at very low levels, cash is a very low yielding asset and investors are clearly looking for alternatives now that there is some calm in the system. Concurrently, a number of fund managers have found themselves trapped out of a big rally and are racing to put money back to work.

In the midst of this market bounce, it appears as though investors have begun chasing risk again. In fact, we have heard people refer to recent market action as a “dash for trash.” Indeed, some of the best performing stocks in recent months were those of cyclical or financially distressed entities that seemed near death not long ago. Once capital markets started to ease and it became clear that those entities would survive, the stocks came roaring off depressed lows. Case in point, credit sensitive Financials have been among the market leaders since the March lows. In some cases, it appears investors anxious to play catch-up have flocked towards these higher risk situations. While some bounce in these names was deserved, we wonder if it’s getting a bit overdone. Many of these situations now seem to not only discount survival, but also a return to normalcy that may take a long time to materialize.

As this “dash for trash” has transpired, shares of higher quality companies have lagged the market in many cases. We believe this may have created an opportunity for investors as the price for quality now seems quite compelling. This quality theme would not have garnered the best relative returns over the past six months, but we believe it may make sense when looking ahead as some of the largest and strongest U.S. based multinational companies are now trading at very reasonable valuations. For the most part, these are companies with sturdy balance sheets, cheap access to capital, solid dividend yields and

3

more predictable earnings that have not been “reset” to lower levels. These companies also afford investors significant international exposure (more than 50% of revenue often coming from abroad), thereby allowing them to participate in the above average growth of countries such as China. While we are not currency analysts, we also note that a weakening U.S. dollar may provide an earnings tailwind for these companies over time.

In sum, there are clearly conflicting forces in the market. On one hand, it seems reasonable to expect a new and more moderate normal for economic growth in light of prospects for lower consumer spending, less use of debt and heightened political/regulatory risk. On the other hand, big recessions tend to yield big snap backs and we may be in the early stages of a recovery. We remain focused on individual companies that seem to offer reasonable risk/reward profiles and will not try to predict what the market will do next. All that said, we are definitely pleased to be writing you in the midst of a greatly improved market environment. A quick review of our third quarter 2008 letter, which we hope never to read or write again, reminds us how quickly market conditions can change.

Thank you for your trust and we look forward to reporting back to you after year end. Please contact your Financial Advisor if you would like to set up a meeting to review your results in more detail.

Fund Commentary

Stocks managed to post very impressive gains over the last two quarters. The S&P 500 Index (the “benchmark”) gained 34.02% for the six months ended September 30, 2009 and 19.26% on a year-to-date basis at quarter end. The Fund advanced 29.36% and 16.94% for the respective periods. In terms of market sectors, portfolio strength was broad-based during the past six months. Our modest underperformance versus the benchmark can be attributed to the Fund’s somewhat defensive positioning and a small cash balance.

Financials stocks have led the most recent rally.  This stands in stark contrast to a year ago, when we were writing about the collapse of formerly revered financial institutions. Our holdings in the Financials sector posted solid gains since March. The group was the second biggest contributor to our absolute returns with companies such as Brookfield Asset Management (BAM), JP Morgan (JPM), BB&T (BBT) and T. Rowe Price (TROW) posting outsized returns. Collectively, however, our Financials holdings did not perform quite as well as those of the benchmark, which features a number of credit sensitive and ostensibly higher risk companies.

Industrial stocks posted robust returns over the past six months. Caterpillar (CAT), which was our greatest percentage gainer, advanced sharply on hopes of a cyclical recovery. We used strength in this stock to chip our position. Telecomm stocks were another bright spot and our biggest source of relative out-performance. Companies such as China Mobile (CHL), Millicom (MICC) and American Tower (AMT) managed to perform much better than the more sluggish names in the benchmark. Having become more wary of the company’s growth prospects, we sold our position in China Mobile during the quarter in tandem with a bounce in the stock.

4

Technology stocks were the greatest contributors to our performance over the last six months.  During the same period, however, we did trail the returns of similar companies included in the benchmark.  We maintain an overweight position in the group given good growth prospects, strong balance sheets, international exposure and reasonable valuations and did initiate new positions in Qualcomm (QCOM) and Yahoo (YHOO).

Consumer Discretionary stocks such as Omnicom (OMC) and Disney (DIS) were important contributors to results, while weaker showings from the likes of McDonald’s (MCD) and Lowe’s (LOW) hurt relative results. Consumer Staples stocks also posted good returns, but were a little more subdued than the overall market. Hence, while our holdings in the group contributed nicely to absolute returns, our overweight position was a modest drag on relative results.  Given the group’s earnings visibility and attractive valuations, we expect to maintain this overweight position. Furthermore, companies such as Colgate (CL), Pepsi (PEP) and Procter & Gamble (PG) derive a substantial portion of their revenue abroad and could benefit from U.S. dollar weakness.

The Health Care sector was up, but lagged the market due in part to political pressures. Our underweight stance in this area helped to offset the relatively poor performance from Lab Corp. (LH) and the Biotech ETF (XBI).

We believe the Fund nicely fits the theme of quality at a reasonable price. Rest assured, we have not been “chasing risk” as the market has rallied. Rather, we remain focused on companies with strong market positions, healthy balance sheets, relatively predictable growth prospects and reasonable valuations. This argument may be getting tiresome, but we think these traits should become increasingly appealing to long-term investors. We are particularly attracted to those companies that look as though they will be able to thrive in the context of the often discussed “new normal.” As always, we thank you for your trust.

New Positions

Qualcomm, Inc. (QCOM) surpassed Texas Instruments in mid-2007 to become the largest supplier of semiconductor solutions to wireless handset manufacturers. Roughly one third of the company’s revenues come from its industry-leading wireless patent portfolio; providing a solid, recurring income stream to help finance the company’s massive R&D effort ($2.6 billion in 2009, far more than competitors). Looking ahead, we are encouraged by meaningful opportunities in the growing wireless handset market and are comforted by the company’s dominant (and growing) share of the wireless semiconductor market. Moreover, QCOM has no debt, $9.37/share in cash and marketable securities, and trades at an attractive valuation.

Yahoo, Inc. (YHOO) is a leading diversified player in the online advertising space, with #1 market share in display and #2 market share in search.  The company has a 500 million user base and traffic leadership in several categories. Like all advertising stocks, the shares had taken a hit as corporations and small businesses pulled back on marketing budgets. Additionally, the shares suffered from a series of failed attempts to sell the company to Microsoft, culminating in a recent deal between the two that left

5

investors unsatisfied. While the aforementioned issues certainly warrant consideration, we believe the shares had come to discount a more draconian outlook than what is likely to occur. Moreover, we are attracted to the company’s net cash position (almost $3.00 per share), leverage to a rebound in search and display advertising, substantial interest in promising Asian ecommerce assets, and its cheap valuation.

Sincerely,

Joseph L. Antrim, III
President
The Davenport Core Fund

6

THE DAVENPORT CORE FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Davenport Core Fund and the Standard & Poor's 500 Index

	Average Annual Total Returns(a) (for periods ended September 30, 2009)
	1 Year	5 Years	10 Years
The Davenport Core Fund	-7.23%	1.97%	1.44%
Standard & Poor’s 500 Index	-6.91%	1.02%	-0.15%

(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

THE DAVENPORT CORE FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Sector Concentration vs. the Standard & Poor’s 500 Index

Top Ten Equity Holdings

Security Description	% of Net Assets

Colgate-Palmolive Company	2.9%
Berkshire Hathaway, Inc. - Class B	2.5%
Markel Corporation	2.5%
Exxon Mobil Corporation	2.4%
Google, Inc. - Class A	2.4%
Albemarle Corporation	2.2%
Wal-Mart Stores, Inc.	2.2%
PepsiCo, Inc.	2.1%
Johnson & Johnson	2.1%
Microsoft Corporation	2.1%

8

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares	COMMON STOCKS — 96.4%	Value
	Consumer Discretionary — 10.9%
20,882	Amazon.com, Inc. (a)	$1,949,544
56,750	Carnival Corporation	1,888,640
95,089	Lowe’s Companies, Inc.	1,991,164
27,632	McDonald’s Corporation	1,576,958
28,687	NIKE, Inc. - Class B	1,856,049
51,527	Omnicom Group, Inc.	1,903,407
68,967	Walt Disney Company (The)	1,893,834
		13,059,596
	Consumer Staples — 14.1%
45,890	Colgate-Palmolive Company	3,500,489
28,164	Diageo plc - ADR	1,731,804
43,748	PepsiCo, Inc.	2,566,258
36,407	Procter & Gamble Company (The)	2,108,693
82,947	SABMiller plc - ADR	2,017,271
62,664	Walgreen Company	2,348,020
52,835	Wal-Mart Stores, Inc.	2,593,670
		16,866,205
	Energy — 10.4%
34,566	Chevron Corporation	2,434,483
16,917	EOG Resources, Inc.	1,412,739
42,516	Exxon Mobil Corporation	2,917,023
28,265	Occidental Petroleum Corporation	2,215,976
32,053	Schlumberger Ltd.	1,910,359
18,976	Transocean Ltd. (a)	1,623,017
		12,513,597
	Financials — 12.8%
59,728	BB&T Corporation	1,626,991
894	Berkshire Hathaway, Inc. - Class B (a)	2,970,762
89,250	Brookfield Asset Management, Inc. - Class A	2,026,867
4,725	CME Group, Inc.	1,456,198
51,721	JPMorgan Chase & Company	2,266,414
9,003	Markel Corporation (a)	2,969,369
43,427	T. Rowe Price Group, Inc.	1,984,614
		15,301,215
	Health Care — 8.4%
33,538	Abbott Laboratories	1,659,125
40,609	Allergan, Inc.	2,304,967
42,119	Johnson & Johnson	2,564,626
29,691	Laboratory Corporation of America Holdings (a)	1,950,699
35,859	Owens & Minor, Inc.	1,622,620
		10,102,037

9

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 96.4% (Continued)	Value
	Industrials — 8.1%
31,825	Boeing Company (The)	$1,723,324
28,094	Caterpillar, Inc.	1,442,065
33,673	Danaher Corporation	2,266,866
32,391	United Parcel Service, Inc. - Class B	1,829,120
40,151	United Technologies Corporation	2,446,400
		9,707,775
	Information Technology — 22.7%
52,700	Accenture Ltd. - Class A	1,964,129
13,230	Apple, Inc. (a)	2,452,445
47,114	Automatic Data Processing, Inc.	1,851,580
101,915	Cisco Systems, Inc. (a)	2,399,079
37,968	Fiserv, Inc. (a)	1,830,058
5,729	Google, Inc. - Class A (a)	2,840,725
104,589	Intel Corporation	2,046,807
20,494	International Business Machines Corporation	2,451,287
98,489	Microsoft Corporation	2,549,880
94,625	Nokia Corporation - ADR	1,383,418
121,067	Oracle Corporation	2,523,036
36,025	QUALCOMM, Inc.	1,620,404
70,475	Yahoo!, Inc. (a)	1,255,160
		27,168,008
	Materials — 5.2%
75,303	Albemarle Corporation	2,605,484
17,297	Potash Corporation of Saskatchewan, Inc.	1,562,611
24,839	Praxair, Inc.	2,029,098
		6,197,193
	Telecommunication Services — 2.4%
34,675	American Tower Corporation (a)	1,262,170
21,456	Millicom International Cellular S.A. (a)	1,560,709
		2,822,879
	Utilities — 1.4%
29,742	FPL Group, Inc.	1,642,651

	Total Common Stocks (Cost $107,944,344)	$115,381,156

Shares	EXCHANGE-TRADED FUNDS — 1.5%	Value
32,374	SPDR S&P Biotech ETF (Cost $2,135,583)	$1,737,189

10

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	MONEY MARKET FUNDS — 1.9%	Value
2,283,726	First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $2,283,726)	$2,283,726

	Total Investments at Value — 99.8% (Cost $112,363,653)	$119,402,071

	Other Assets in Excess of Liabilities — 0.2%	265,042

	Net Assets — 100.0%	$119,667,113

(a)   Non-income producing security.

(b)   Variable rate security.  The rate shown is the 7-day effective yield as of September 30, 2009.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

11

THE DAVENPORT CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$112,363,653
At market value (Note 1)	$119,402,071
Dividends receivable	97,636
Receivable for capital shares sold	321,407
Other assets	18,881
TOTAL ASSETS	119,839,995

LIABILITIES
Payable for capital shares redeemed	72,046
Accrued investment advisory fees (Note 3)	80,434
Accrued administration fees (Note 3)	14,200
Accrued compliance fees (Note 3)	1,250
Other accrued expenses	4,952
TOTAL LIABILITIES	172,882

NET ASSETS	$119,667,113

Net assets consist of:
Paid-in capital	$128,118,353
Accumulated undistributed net investment income	24,518
Accumulated net realized losses from security transactions	(15,514,176)
Net unrealized appreciation on investments	7,038,418
Net assets	$119,667,113

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,114,080

Net asset value, offering price and redemption price per share (Note 1)	$10.77

See accompanying notes to financial statements.

12

THE DAVENPORT CORE FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $17,508)	$1,015,125
Interest	81
TOTAL INVESTMENT INCOME	1,015,206

EXPENSES
Investment advisory fees (Note 3)	404,943
Administration fees (Note 3)	81,729
Custodian and bank service fees	9,437
Printing of shareholder reports	8,971
Compliance service fees and expenses (Note 3)	8,103
Professional fees	7,380
Registration fees	6,910
Trustees’ fees and expenses	6,232
Insurance expense	5,646
Postage and supplies	2,408
Other expenses	4,171
TOTAL EXPENSES	545,930

NET INVESTMENT INCOME	469,276

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(3,193,400)
Net change in unrealized appreciation/depreciation on investments	29,927,788

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	26,734,388

NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,203,664

See accompanying notes to financial statements.

13

THE DAVENPORT CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$469,276	$1,259,622
Net realized losses from security transactions	(3,193,400)	(12,016,458)
Net change in unrealized appreciation/depreciation on investments	29,927,788	(47,088,050)
Net increase (decrease) in net assets from operations	27,203,664	(57,844,886)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(458,030)	(1,246,350)
From net realized capital gains from security transactions	—	(3,235,173)
Decrease in net assets from distributions to shareholders	(458,030)	(4,481,523)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,022,898	18,040,702
Net asset value of shares issued in reinvestment of distributions to shareholders	434,787	4,278,733
Payments for shares redeemed	(4,894,373)	(23,433,413)
Net increase (decrease) in net assets from capital share transactions	563,312	(1,113,978)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,308,946	(63,440,387)

NET ASSETS
Beginning of period	92,358,167	155,798,554
End of period	$119,667,113	$92,358,167

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$24,518	$13,272

CAPITAL SHARE ACTIVITY
Shares sold	518,847	1,507,925
Shares reinvested	43,384	460,719
Shares redeemed	(502,086)	(2,184,995)
Net increase (decrease) in shares outstanding	60,145	(216,351)
Shares outstanding at beginning of period	11,053,935	11,270,286
Shares outstanding at end of period	11,114,080	11,053,935

See accompanying notes to financial statements.

14

THE DAVENPORT CORE FUD
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended Sept. 30, 2009 (Unaudited)		Years Ended March 31,
			2009	2008	2007	2006	2005
Net asset value at beginning of period	$8.36		$13.82	$14.75	$13.99	$13.08	$12.30

Income (loss) from investment operations:
Net investment income	0.04		0.11	0.10	0.10	0.07	0.07
Net realized and unrealized gains (losses) on investments	2.41		(5.17)	0.53	1.28	1.17	0.78
Total from investment operations	2.45		(5.06)	0.63	1.38	1.24	0.85

Less distributions:
Dividends from net investment income	(0.04)		(0.11)	(0.10)	(0.10)	(0.07)	(0.07)
Distributions from net realized gains	—		(0.29)	(1.46)	(0.52)	(0.26)	—
Total distributions	(0.04)		(0.40)	(1.56)	(0.62)	(0.33)	(0.07)

Net asset value at end of period	$10.77		$8.36	$13.82	$14.75	$13.99	$13.08

Total return (a)	29.36%	(b)	(36.85% )	3.44%	10.02%	9.48%	6.91%

Net assets at end of period (000’s)	$119,667		$92,358	$155,799	$151,655	$148,923	$138,181

Ratio of net expenses to average net assets	1.01%	(c)	1.00%	0.96%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	0.87%	(c)	0.98%	0.60%	0.67%	0.50%	0.57%

Portfolio turnover rate	14%	(b)	39%	37%	26%	39%	28%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

15

THE DAVENPORT CORE FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies

The Davenport Core Fund (the “Fund”) is a no-load, diversified series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940.  The Trust was organized as a Massachusetts business trust on July 18, 1988.  Other series of the Trust are not incorporated in this report.  The Fund began operations on January 15, 1998.

The Fund’s investment objective is long term growth of capital through investment in a diversified portfolio of common stocks.  Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund’s significant accounting policies:

Securities valuation — The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

THE DAVENPORT CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of September 30, 2009, all of the securities held by the Fund were valued using Level 1 inputs.  See the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and sector type, as required by GAAP.

Repurchase agreements — The Fund may enter into repurchase agreements. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market.  At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Fund actively monitors and seeks additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Fund may be delayed or limited.

Share valuation — The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

Security transactions — Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund.  Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended September 30, 2009 and March 31, 2009 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total
September 30, 2009	$458,030	$—	$458,030
March 31, 2009	$1,246,350	$3,235,173	$4,481,523

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

17

THE DAVENPORT CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax — It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2009:

Cost of portfolio investments	$112,667,971
Gross unrealized appreciation	$16,044,138
Gross unrealized depreciation	(9,310,038)
Net unrealized appreciation	$6,734,100
Undistributed ordinary income	24,518
Capital loss carryforward	(2,581,964)
Post-October losses	(9,434,494)
Other losses	(3,193,400)
Accumulated deficit	$(8,451,240)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of March 31, 2009, the Fund had a capital loss carryforward of $2,581,964, which expires March 31, 2017.  In addition, the Fund had net realized capital losses of $9,434,494 during the period November 1, 2008 through March 31, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ending March 31, 2010. The capital loss carryforward and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2009) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.  Investment Transactions

During the six months ended September 30, 2009, the cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $14,806,818 and $14,818,374, respectively.

18

THE DAVENPORT CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Davenport & Company LLC (the “Adviser”) under the terms of an Investment Advisory Agreement.  Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% of its average daily net assets.  Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $25 million, .125% on the next $25 million of such assets and .10% on such assets in excess of $50 million, subject to a minimum monthly fee of $4,000, plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000 accounts.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares and an affiliate of Ultimus. The Distributor receives no compensation from the Fund for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.  For these services, the Fund pays Ultimus an annual base fee of $15,000 plus an asset-based fee equal to 0.01% per annum on average net assets in excess of $100 million.  In addition, the Fund reimburses Ultimus for any out-of-pocket expenses incurred for providing these services.

4.  Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on November 18, 2009 and has noted no such events.

19

THE DAVENPORT CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles. All guidance contained in the Codification carries an equal level of authority.  The Codification superseded all existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification have become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore, the Fund has adopted SFAS 168 with these financial statements.  Management has evaluated this new pronouncement and has determined that it does not have a material impact on the determination or reporting of these financial statements.

20

THE DAVENPORT CORE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2009 through September 30, 2009).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report.   For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,293.60	$5.81
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

21

THE DAVENPORT CORE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-800-281-3217.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A complete listing of portfolio holdings for the Fund is updated daily and can be reviewed at the Fund’s website at http://www.investdavenport.com.

22

THE DAVENPORT CORE FUND

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
US Bank
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Board of Trustees
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt III

Officers
Joseph L. Antrim III, President
John P. Ackerly IV, Vice President

Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, VA 23219

Member: NYSE • SIPC

Toll Free: (800) 846-6666
www.investdavenport.com

FBP Value Fund FBP Balanced Fund Semi-Annual Report September 30, 2009 (Unaudited) No-Load Funds

Letter to Shareholders	November 9, 2009

Enclosed is our report on the performance of the FBP Balanced Fund and FBP Value Fund for the semi-annual period ended September 30, 2009.

In our last Letter to Shareholders, we commented that we were encouraged by the improvements in the market during March, that we were optimistic that a recovery was underway and that the outlook for investors was brighter. That optimism proved to be an understatement.  Stocks have surged since then, putting the year-to-date return ended September 30 at 19.3% for the Standard & Poor’s 500 Index (the “S&P 500”).  The Funds have performed better, with the FBP Balanced Fund + 23.4% and the FBP Value Fund + 29.6% over this same period.

The most recent calendar quarter was only the fifth time in more than 20 years that the market, as measured by the S&P 500, generated a quarterly return of more than 15%.  One of the other times was the second quarter of this year, illustrating how strong the rally has been in a relatively short period of time.  Given the severity of the market downturn last year, a sharp recovery is not surprising, but the rally still leaves the market well below the highs of two years ago.

As noted, the Funds’ relative performance was strong over this semi-annual period.  The magnitude of the outperformance has been significant as well, with longer-term results showing marked improvement.  All sectors were additive to performance relative to the S&P 500, with stock selection in Energy, Industrials and Information Technology displaying the greatest strength.  The largest individual contributor to performance was JPMorgan Chase, our largest Financials holding.  Lincoln National also helped the Funds with its 288% gain for the period.  While additive to results, Health Care lagged the other sectors – not surprising given the current focus on health care reform.  Where there is uncertainty, there is often opportunity, and we believe the current health care debate is creating some opportunities in this sector.  Also, the market was rotating away from companies with relatively predictable earnings to companies that have greater leverage to an economic recovery.  As a result, Wal-Mart had the largest negative impact, down 4.8%.

The fixed income markets also staged an impressive recovery as credit markets began to thaw earlier this year.  Yield spreads have contracted, allowing corporate bonds to show meaningful gains.  This was positive for the Balanced Fund, as we have gradually moved the Fund more into corporate issues and away from U.S. government securities.  We expect continued spread-tightening over the coming quarters as economic conditions gradually improve.  We also expect interest rates to trend higher as investors keep a watch on how well the Fed maneuvers to withdraw the excess liquidity without stalling the economy.  Assuming this expectation materializes, shorter maturity corporate bonds, the major emphasis in the Balanced Fund, should perform relatively well.

Many investors are now asking the question “has the market moved too high, too quickly?”  Implied in the question are fears of a pullback and the possibility of another downturn for the economy.  In our opinion, the recovery in stock prices is reflective of

1

the reduction in fears that were widespread earlier this year and how depressed stocks had become.  Yet there are legitimate reasons to be apprehensive about what lies ahead.  Of primary concern is the deleveraging of the consumer, which could crimp consumer spending for years.  Consumer confidence has edged up but remains well below its pre-recession levels.  With unemployment rates now above 10% and U.S. household net worth down almost $11 trillion, confidence is likely to remain relatively low for some time.  Banks are much healthier than last year, but still have work to do both in cleaning up troubled residential real estate and consumer loan portfolios and dealing with increasing losses on commercial real estate loans.  In the short run, certain segments of the economy face challenges created by the unwinding of government stimulus programs such as the so-called cash for clunkers.  The economy also faces longer-term inflationary pressures created by the huge increase in government debt and the massive amount of liquidity injected to reverse the recession.

On the other hand, there are many valid reasons to be optimistic about the future.  Thanks in part to unprecedented global levels of stimuli, world economies appear to have stabilized and started to show signs of modest growth.  The same can be said for the domestic housing market where low interest rates and attractive prices have spurred demand.  Unemployment is elevated, but is not expected to rise much higher in the coming months.  We also expect cyclical inventory rebuilding will add to economic growth measures in the coming quarters.  There are positive factors working in the equity markets as well.  Due to aggressive cost cutting during the recession, corporate profits have a chance to expand sharply even if revenue growth is modest.  Currently, analysts estimate that earnings for the S&P 500 will be up more than 30% next year.  Money market fund yields are near 0% and interest rates across the yield curve remain low, indicating that competing investments to stocks are not offering much return potential.  Many invested in these funds have missed a good part of the rally and are waiting in the wings for opportunities to reenter the market, which would help to drive equity prices higher.  Additionally, merger and acquisition activity has picked up in recent weeks, including the pending acquisition of BJ Services, a stock held in the Funds.  On balance, we believe the equity markets are experiencing a typical post-recession rally.  Historically, that means a sharp recovery followed by a leveling out of equity prices for a number of months.  During this time, earnings typically expand and catch up with stock prices, ultimately fueling additional gains longer term.

We normally work to keep the Funds as fully invested as possible, as cash is normally a drag to long-term results.  We also seek to maintain a portfolio of stocks that are valued at a substantial discount to our estimated values.  With the third quarter’s powerful advance, several stocks in the Funds began to approach our target prices and we reduced our weightings or sold the position.  Cash has risen modestly as a result.  This increase in cash is simply a by-product of our investment process and is not a tactical move to reduce exposure to the market.  We will redeploy the cash as new investment opportunities that trade at appropriate discounts to our target prices are identified.  While not our preference, having a bit more cash after the market has moved up more than 50% off this year’s lows seems reasonable.

2

Thank you for your continued confidence in Flippin, Bruce and Porter as your investment manager.  We will remain diligent in our efforts to provide strong investment results and a high level of service as we manage your assets.

John T. Bruce, CFA
President - Portfolio Manager
November 9, 2009

Data presented reflects past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown.  Updated performance information, current through the most recent month-end, is available by contacting the Funds at 1-866-738-1127.

This report is submitted for the general information of the shareholders of the Funds.  It reflects our views, opinions and portfolio holdings as of September 30, 2009, the end of the reporting period. These views are subject to change at any time based upon market or other conditions. For more current information throughout the year please visit www.fbpinc.com or call the Funds at 1-866-738-1127.  This report is not authorized for distribution to prospective investors in the Funds unless accompanied by a current prospectus.

3

THE FLIPPIN, BRUCE & PORTER FUNDS
COMPARATIVE PERFORMANCE CHARTS
(Unaudited)

Performance for each Fund is compared to the most appropriate broad-based index, the S&P 500 Index, an unmanaged index of 500 large common stocks.  Over time, this index has the potential to outpace the FBP Balanced Fund, which normally maintains at least 25% of its investable assets in bonds.  Balanced funds have the growth potential to outpace inflation, but they will typically lag a 100% stock index over the long term because of the bond portion of their portfolios.  However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks.  Results are also compared to the Consumer Price Index, a measure of inflation.

FBP Value Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Value
Fund, the Standard & Poor's 500 Index and the Consumer Price Index

4

THE FLIPPIN, BRUCE & PORTER FUNDS
COMPARATIVE PERFORMANCE CHARTS
(Unaudited) (Continued)

FBP Balanced Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Balanced
Fund, the Standard & Poor's 500 Index and the Consumer Price Index

Average Annual Total Returns (a)
(for periods ended September 30, 2009)

	1 Year	5 Years	10 Years
FBP Value Fund	-4.40%	-1.15%	1.07%
FBP Balanced Fund	0.81%	1.12%	2.89%
Standard & Poor’s 500 Index	-6.91%	1.02%	-0.15%
Consumer Price Index	-1.48%	2.79%	2.68%

(a)
Total returns are a measure of the change in value of an investment in the Funds over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Funds.  Returns do reflect the deduction of taxes a shareholder would pay on the Funds’ distributions or the redemption of Fund shares.

5

FBP VALUE FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

General Information
Net Asset Value Per Share	$17.28
Total Net Assets (Millions)	$27.3
Current Expense Ratio	1.07%
Portfolio Turnover	8%
Fund Inception Date	7/30/93

Stock Characteristics	FBP Value Fund	S&P 500 Index
Number of Stocks	44	500
Weighted Avg Market Capitalization (Billions)	$62.3	$76.6
Price-to-Earnings Ratio (IBES 1 Yr. Forecast EPS)	13.3	14.9
Price-to-Book Value	1.9	2.2

Asset Allocation

Sector Diversification vs. the S&P 500 Index

Ten Largest Equity Holdings	% of Net Assets
International Business Machines Corporation	4.8%
JPMorgan Chase & Company	4.8%
Travelers Companies, Inc. (The)	4.0%
Johnson & Johnson	3.0%
WellPoint, Inc.	2.9%
Walgreen Company	2.9%
Ingersoll-Rand plc	2.8%
Lincoln National Corporation	2.8%
Pfizer, Inc.	2.7%
Computer Sciences Corporation	2.7%

6

FBP BALANCED FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

General Information
Net Asset Value Per Share	$14.21
Total Net Assets (Millions)	$44.0
Current Expense Ratio	1.00%
Portfolio Turnover	14%
Fund Inception Date	7/3/89

Asset Allocation

Stock Portfolio (69.1% of Fund)
Number of Stocks	54
Weighted Avg Market Capitalization (Billions)	$63.4
Price-to-Earnings Ratio (IBES 1 Yr. Forecast EPS)	13.0
Price-to-Book Value	1.8

Five Largest Sectors	% of Net Assets
Information Technology	12.6%
Financials	10.2%
Consumer Staples	10.2%
Health Care	9.0%
Consumer Discretionary	8.9%

Ten Largest Equity Holdings	% of Net Assets
International Business Machines Corporation	3.5%
JPMorgan Chase & Company	3.1%
Pfizer, Inc.	2.4%
Travelers Companies, Inc. (The)	2.4%
Johnson & Johnson	2.1%
Ingersoll-Rand plc	1.9%
Walgreen Company	1.9%
Hewlett-Packard Company	1.7%
WellPoint, Inc.	1.7%
Lincoln National Corporation	1.7%

Fixed Income Portfolio (24.6% of Fund)
Number of Fixed-Income Securities	14
Average Quality	A
Average Weighted Maturity	2.3 yrs.
Average Effective Duration	2.0 yrs.

Sector Breakdown	% of Net Assets
U.S. Treasury	1.8%
Government Agency	3.5%
Corporate	19.3%

7

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 95.1%	Shares	Value
Consumer Discretionary — 12.9%
Best Buy Company, Inc.	9,000	$337,680
Home Depot, Inc. (The)	24,000	639,360
KB Home	25,500	423,555
Kohl’s Corporation (a) (b)	12,000	684,600
Macy’s, Inc.	26,500	484,685
McGraw-Hill Companies, Inc. (The)	25,000	628,500
Wyndham Worldwide Corporation	20,000	326,400
		3,524,780
Consumer Staples — 14.2%
Avon Products, Inc.	15,500	526,380
CVS Caremark Corporation	18,000	643,320
Kimberly-Clark Corporation	7,800	460,044
SUPERVALU, Inc.	37,000	557,220
Sysco Corporation	10,000	248,500
Walgreen Company	21,000	786,870
Wal-Mart Stores, Inc.	13,500	662,715
		3,885,049
Energy — 7.2%
BJ Services Company	27,000	524,610
Devon Energy Corporation	4,500	302,985
Pioneer Natural Resources Company	15,600	566,124
Royal Dutch Shell plc - Class A - ADR	10,000	571,900
		1,965,619
Financials — 16.0%
American Express Company (b)	3,000	101,700
Comerica, Inc.	14,000	415,380
First American Corporation	10,000	323,700
JPMorgan Chase & Company (b)	30,000	1,314,600
Lincoln National Corporation (b)	29,000	751,390
Travelers Companies, Inc. (The)	22,000	1,083,060
Willis Group Holdings Ltd.	13,000	366,860
		4,356,690
Health Care — 12.6%
Amgen, Inc. (a)	8,400	505,932
Johnson & Johnson	13,500	822,015
Merck & Company, Inc.	17,500	553,525
Pfizer, Inc.	45,000	744,750
WellPoint, Inc. (a)	17,000	805,120
		3,431,342
Industrials — 10.9%
Avery Dennison Corporation	10,400	374,504
FedEx Corporation	9,000	676,980
General Electric Company	41,000	673,220
Ingersoll-Rand plc (b)	25,000	766,750
Masco Corporation	38,000	490,960
		2,982,414

8

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.1% (Continued)	Shares	Value
Information Technology — 19.1%
Cisco Systems, Inc. (a)	30,000	$706,200
Computer Sciences Corporation (a)	14,000	737,940
Dell, Inc. (a)	39,000	595,140
Flextronics International Ltd. (a)	60,000	447,600
Hewlett-Packard Company	15,000	708,150
International Business Machines Corporation (b)	11,000	1,315,710
Microsoft Corporation	23,000	595,470
Nokia Corporation - ADR (b)	8,000	116,960
		5,223,170
Materials — 2.2%
Sealed Air Corporation	30,000	588,900

Total Common Stocks (Cost $22,382,917)		$25,957,964

MONEY MARKET FUNDS — 4.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.10% (c) (Cost $1,316,108)	1,316,108	$1,316,108

REPURCHASE AGREEMENTS — 1.0%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/2009, due 10/01/2009, repurchase proceeds: $280,039 (Cost $280,039) (d)	$ 280,039	$280,039

Total Investments at Value — 100.9% (Cost $23,979,064)		$27,554,111

Liabilities in Excess of Other Assets — (0.9%)		(237,827)

Total Net Assets — 100.0%		$27,316,284

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

(d)	Repurchase agreement is fully collateralized by $565,000 FGCI #G11649, 4.50%, due 02/01/2020. The aggregate market value of the collateral at September 30, 2009 was $285,927.

See accompanying notes to financial statements.

9

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2009 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
American Express Company,
01/16/2010 at $35	30	$9,000	$7,895
Ingersoll-Rand plc,
01/16/2010 at $30	25	7,125	6,951
03/20/2010 at $35	35	4,725	7,450
International Business Machines Corporation,
01/16/2010 at $120	50	27,750	22,849
JPMorgan Chase & Company,
01/16/2010 at $45	30	9,300	9,900
Kohl’s Corporation,
01/16/2010 at $50	40	34,800	19,480
Lincoln National Corporation,
01/16/2010 at $25	60	24,660	15,690
Nokia Corporation - ADR,
10/17/2009 at $17	80	880	11,359
		$118,240	$101,574

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

10

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 69.1%	Shares	Value
Consumer Discretionary — 8.9%
Best Buy Company, Inc.	10,300	$386,456
Home Depot, Inc. (The)	26,000	692,640
KB Home	28,000	465,080
Kohl’s Corporation (a) (b)	10,500	599,025
Macy’s, Inc.	32,000	585,280
McGraw-Hill Companies, Inc. (The)	26,000	653,640
Whirlpool Corporation (b)	3,000	209,880
Wyndham Worldwide Corporation	20,000	326,400
		3,918,401
Consumer Staples — 10.2%
Avon Products, Inc.	16,500	560,340
CVS Caremark Corporation	20,000	714,800
Kimberly-Clark Corporation	7,700	454,146
Philip Morris International, Inc.	6,500	316,810
SUPERVALU, Inc.	39,000	587,340
Sysco Corporation	11,600	288,260
Walgreen Company	22,000	824,340
Wal-Mart Stores, Inc.	15,000	736,350
		4,482,386
Energy — 6.6%
BJ Services Company	27,000	524,610
BP plc - ADR	5,000	266,150
ConocoPhillips	12,500	564,500
Devon Energy Corporation	4,900	329,917
Pioneer Natural Resources Company	17,000	616,930
Royal Dutch Shell plc - Class A - ADR	10,000	571,900
		2,874,007
Financials — 10.2%
American Express Company (b)	4,000	135,600
Comerica, Inc.	15,000	445,050
First American Corporation	11,000	356,070
JPMorgan Chase & Company (b)	31,000	1,358,420
Lincoln National Corporation (b)	28,700	743,617
Travelers Companies, Inc. (The)	21,000	1,033,830
Willis Group Holdings Ltd.	15,000	423,300
		4,495,887
Health Care — 9.0%
Amgen, Inc. (a)	8,850	533,035
Eli Lilly & Company	6,000	198,180
Johnson & Johnson	15,000	913,350
Merck & Company, Inc.	15,600	493,428
Pfizer, Inc.	65,000	1,075,750
WellPoint, Inc. (a)	15,800	748,288
		3,962,031

11

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 69.1% (Continued)	Shares	Value
Industrials — 6.7%
Avery Dennison Corporation	11,000	$396,110
FedEx Corporation	7,400	556,628
General Electric Company	40,000	656,800
Ingersoll-Rand plc (b)	27,000	828,090
Masco Corporation	39,000	503,880
		2,941,508
Information Technology — 12.6%
Cisco Systems, Inc. (a)	31,000	729,740
Computer Sciences Corporation (a)	14,000	737,940
Dell, Inc. (a)	30,000	457,800
Flextronics International Ltd. (a)	60,000	447,600
Hewlett-Packard Company	16,000	755,360
International Business Machines Corporation (b)	13,000	1,554,930
Microsoft Corporation	27,000	699,030
Nokia Corporation - ADR (b)	10,000	146,200
		5,528,600
Materials — 2.5%
E.I. du Pont de Nemours and Company	9,000	289,260
RPM International, Inc.	10,000	184,900
Sealed Air Corporation	32,000	628,160
		1,102,320
Telecommunication Services — 0.5%
Verizon Communications, Inc.	7,500	227,025

Utilities — 1.9%
American Electric Power Company, Inc.	14,000	433,860
Duke Energy Corporation	26,000	409,240
		843,100

Total Common Stocks (Cost $25,014,828)		$30,375,265

U.S. GOVERNMENT &
AGENCY OBLIGATIONS — 5.3%	Par Value	Value
U.S. Treasury Notes — 1.8%
4.50%, due 11/15/2010	$750,000	$783,721

Federal Home Loan Bank — 3.5%
4.375%, due 03/17/2010	750,000	764,089
4.375%, due 10/22/2010	750,000	779,241
		1,543,330

Total U.S. Government & Agency Obligations (Cost $2,265,668)		$2,327,051

12

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 19.3%	Par Value	Value
Consumer Staples — 1.8%
Kraft Foods, Inc., 5.625%, due 11/01/2011	$ 750,000	$797,980

Financials — 4.9%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	728,614
International Lease Finance Corporation, 5.40%, due 02/15/2012	750,000	644,489
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	788,995
		2,162,098
Health Care — 1.8%
UnitedHealth Group, Inc., 5.25%, due 03/15/2011	750,000	779,494

Industrials — 7.2%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	787,987
Eaton Corporation, 5.95%, due 03/20/2014	750,000	819,725
Ryder System, Inc., 5.00%, due 04/01/2011	750,000	769,030
Union Pacific Corporation, 3.625%, due 06/01/2010	750,000	762,369
		3,139,111
Utilities — 3.6%
Ohio Power Company, 5.30%, due 11/01/2010	750,000	775,220
SBC Communications, Inc., 5.875%, due 02/01/2012	750,000	813,640
		1,588,860

Total Corporate Bonds (Cost $8,238,240)		$8,467,543

MONEY MARKET FUNDS — 4.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.1% (c) (Cost $2,070,516)	2,070,516	$2,070,516

REPURCHASE AGREEMENTS — 1.8%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/2009, due 10/01/2009, repurchase proceeds: $801,205 (Cost $801,205) (d)	$ 801,205	$801,205

Total Investments at Value — 100.2% (Cost $38,390,457)		$44,041,580

Liabilities in Excess of Other Assets — (0.2%)		(71,924)

Total Net Assets — 100.0%		$43,969,656

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

(d)	Repurchase agreement is fully collateralized by $1,615,000 FGCI #G11649, 4.50%, due 02/01/2020. The aggregate market value of the collateral at September 30, 2009 was $817,295.

See accompanying notes to financial statements.

13

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2009 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
American Express Company,
01/16/2010 at $35	40	$12,000	$10,527
Ingersoll-Rand plc,
01/16/2010 at $30	30	8,550	8,341
03/20/2010 at $35	40	5,400	8,514
International Business Machines Corporation,
01/16/2010 at $120	35	19,425	15,994
JPMorgan Chase & Company,
01/16/2010 at $45	30	9,300	9,900
Kohl’s Corporation,
01/16/2010 at $50	30	26,100	14,610
Lincoln National Corporation,
01/16/2010 at $25	60	24,660	15,690
Nokia Corporation - ADR,
10/17/2009 at $17	100	1,100	14,199
Whirlpool Corporation,
01/16/2010 at $70	30	21,300	7,410
		$127,835	$105,185

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

14

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

	FBP Value Fund	FBP Balanced Fund
ASSETS
Investments in securities:
At acquisition cost	$23,979,064	$38,390,457
At value (Note 1)	$27,554,111	$44,041,580
Dividends and interest receivable	27,965	176,328
Receivable for capital shares sold	728	1,534
Other assets	7,835	7,115
TOTAL ASSETS	27,590,639	44,226,557

LIABILITIES
Distributions payable	1,255	20,846
Payable for capital shares redeemed	127,213	67,130
Accrued investment advisory fees (Note 3)	14,597	25,662
Payable to administrator (Note 3)	4,700	5,700
Other accrued expenses	8,350	9,728
Covered call options, at value (Notes 1 and 4) (premiums received $101,574 and $105,185, respectively)	118,240	127,835
TOTAL LIABILITIES	274,355	256,901

NET ASSETS	$27,316,284	$43,969,656
Net assets consist of:
Paid-in capital	$29,341,657	$41,802,645
Accumulated undistributed (overdistributed) net investment income	315	(3,398)
Accumulated net realized losses from security transactions	(5,584,069)	(3,458,064)
Net unrealized appreciation on investments	3,558,381	5,628,473
Net assets	$27,316,284	$43,969,656

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,581,064	3,094,190

Net asset value, offering price and redemption price per share (Note 1)	$17.28	$14.21

See accompanying notes to financial statements.

15

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

	FBP Value Fund	FBP Balanced Fund
INVESTMENT INCOME
Interest	$—	$277,717
Dividends	251,500	335,766
Foreign withholding taxes on dividends	(3,912)	(4,485)
TOTAL INVESTMENT INCOME	247,588	608,998

EXPENSES
Investment advisory fees (Note 3)	86,051	139,602
Administration fees (Note 3)	24,000	28,119
Professional fees	7,380	8,133
Trustees’ fees and expenses	6,232	6,232
Registration fees	5,916	3,967
Compliance service fees (Note 3)	4,200	4,200
Custodian and bank service fees	3,919	4,312
Postage and supplies	3,857	3,304
Printing of shareholder reports	3,326	2,284
Insurance expense	1,565	2,363
Other expenses	2,504	3,651
TOTAL EXPENSES	148,950	206,167
Fees voluntarily waived by the Adviser (Note 3)	(17,415)	(6,735)
NET EXPENSES	131,535	199,432

NET INVESTMENT INCOME	116,053	409,566

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on security transactions	(182,890)	329,680
Net change in unrealized appreciation/depreciation on investments	8,888,842	9,762,053

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,705,952	10,091,733

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,822,005	$10,501,299

See accompanying notes to financial statements.

16

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	FBP Value Fund		FBP Balanced Fund
	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$116,053	$495,561	$409,566	$1,039,325
Net realized gains (losses) on:
Security transactions	(182,890)	(5,387,493)	329,680	(3,859,162)
Option contracts written	—	(13,686)	—	78,285
Net change in unrealized appreciation/depreciation on investments	8,888,842	(11,397,617)	9,762,053	(12,251,683)
Net increase (decrease) in net assets from operations	8,822,005	(16,303,235)	10,501,299	(14,993,235)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(116,041)	(472,135)	(446,476)	(963,884)

FROM CAPITAL
SHARE TRANSACTIONS
Proceeds from shares sold	468,560	1,826,232	735,658	1,127,417
Net asset value of shares issued in reinvestment of distributions to shareholders	112,614	459,482	398,868	868,323
Payments for shares redeemed	(2,575,831)	(7,976,893)	(1,419,057)	(6,834,380)
Net decrease in net assets from capital share transactions	(1,994,657)	(5,691,179)	(284,531)	(4,838,640)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,711,307	(22,466,549)	9,770,292	(20,795,759)

NET ASSETS
Beginning of period	20,604,977	43,071,526	34,199,364	54,995,123
End of period	$27,316,284	$20,604,977	$43,969,656	$34,199,364

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$315	$303	$(3,398)	$26,645

CAPITAL SHARE ACTIVITY
Shares sold	31,486	115,697	57,074	85,110
Shares reinvested	7,398	29,288	30,337	66,451
Shares redeemed	(172,242)	(482,157)	(111,554)	(504,104)
Net decrease in shares outstanding	(133,358)	(337,172)	(24,143)	(352,543)
Shares outstanding at beginning of period	1,714,422	2,051,594	3,118,333	3,470,876
Shares outstanding at end of period	1,581,064	1,714,422	3,094,190	3,118,333

See accompanying notes to financial statements.

17

FBP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2009		Years Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$12.02		$20.99	$27.30	$26.60	$25.73	$24.86

Income (loss) from investment operations:
Net investment income	0.07		0.27	0.32	0.33	0.32	0.29
Net realized and unrealized gains (losses) on investments	5.26		(8.98)	(4.43)	2.71	2.70	0.86
Total from investment operations	5.33		(8.71)	(4.11)	3.04	3.02	1.15

Less distributions:
Dividends from net investment income	(0.07)		(0.26)	(0.32)	(0.33)	(0.32)	(0.28)
Distributions from net realized gains	—		—	(1.68)	(2.01)	(1.83)	—
Return of capital	—		—	(0.20)	—	—	—
Total distributions	(0.07)		(0.26)	(2.20)	(2.34)	(2.15)	(0.28)

Net asset value at end of period	$17.28		$12.02	$20.99	$27.30	$26.60	$25.73

Total return (a)	44.44%	(b)	(41.78% )	(16.33% )	11.57%	12.03%	4.65%

Net assets at end of period (000’s)	$27,316		$20,605	$43,072	$60,233	$59,611	$61,212

Ratio of net expenses to average net assets	1.07%	(c)(d)	1.07% (d)	1.01%	1.01%	1.01%	1.00%

Ratio of net investment income to average net assets	0.94%	(c)	1.59%	1.21%	1.19%	1.17%	1.17%

Portfolio turnover rate	8%	(b)	16%	26%	16%	15%	15%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratio of expenses to average net assets would have been 1.21%(c) and 1.18% for the periods ended September 30, 2009 and March 31, 2009, respectively (Note 3).

See accompanying notes to financial statements.

18

FBP BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2009		Years Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.97		$15.84	$18.95	$18.39	$18.06	$18.40

Income (loss) from investment operations:
Net investment income	0.13		0.32	0.38	0.37	0.33	0.29
Net realized and unrealized gains (losses) on investments	3.25		(4.89)	(2.01)	1.39	1.22	0.28
Total from investment operations	3.38		(4.57)	(1.63)	1.76	1.55	0.57

Less distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.39)	(0.37)	(0.32)	(0.30)
Distributions from net realized gains	—		—	(1.02)	(0.83)	(0.90)	(0.61)
Return of capital	—		—	(0.07)	—	—	—
Total distributions	(0.14)		(0.30)	(1.48)	(1.20)	(1.22)	(0.91)

Net asset value at end of period	$14.21		$10.97	$15.84	$18.95	$18.39	$18.06

Total return (a)	30.96%	(b)	(29.15% )	(9.27% )	9.70%	8.81%	3.20%

Net assets at end of period (000’s)	$43,970		$34,199	$54,995	$66,358	$62,781	$61,466

Ratio of net expenses to average net assets	1.00%	(c)(d)	1.00% (d)	0.96%	0.97%	0.99%	0.96%

Ratio of net investment income to average net assets	2.23%	(c)	2.36%	2.05%	1.95%	1.75%	1.62%

Portfolio turnover rate	14%	(b)	24%	29%	17%	24%	17%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratio of expenses to average net assets would have been 1.03%(c) and 1.05% for the periods ended September 30, 2009 and March 31, 2009 (Note 3).

See accompanying notes to financial statements.

19

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies

The FBP Value Fund and the FBP Balanced Fund (the “Funds”) are no-load, diversified series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940.  The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of Williamsburg Investment Trust are not included in this report.

The FBP Value Fund seeks long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Balanced Fund seeks long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

20

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

		Other
	Investments	Financial
FBP Value Fund	in Securities	Instruments
Level 1 - Quoted prices	$27,554,111	$(118,240)
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$27,554,111	$(118,240)

		Other
	Investments	Financial
FBP Balanced Fund	in Securities	Instruments
Level 1 - Quoted prices	$33,246,986	$(127,835)
Level 2 - Other significant observable inputs	10,794,594	—
Level 3 – Significant unobservable inputs	—	—
Total	$44,041,580	$(127,835)

The following is a summary of the inputs used to value the FBP Balanced Fund’s investments as of September 30, 2009 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$30,375,265	$—	$—	$30,375,265
U.S. Government & Agency Obligations	—	2,327,051	—	2,327,051
Corporate Bonds	—	8,467,543	—	8,467,543
Covered Call Options	(127,835)	—	—	(127,835)
Money Market Funds	2,070,516	—	—	2,070,516
Repurchase Agreements	801,205	—	—	801,205
Total	$33,119,151	$10,794,594	$—	$43,913,745

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector type, as required by GAAP.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Repurchase agreements — Each Fund may enter into repurchase agreements. A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the Fund takes possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Funds actively monitor and seek additional collateral, as needed.  If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited.

21

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund.  Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid by each Fund during the periods ended September 30, 2009 and March 31, 2009 is ordinary income.

Security transactions — Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the funds of the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

Options transactions — When the Funds’ investment adviser believes that individual portfolio securities held by the Funds are approaching the top of the adviser’s growth and price expectations, the Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security.  If a closing purchase transaction is used to terminate a Fund’s obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

22

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of September 30, 2009:

	FBP Value Fund	FBP Balanced Fund
Cost of portfolio investments and written options	$23,877,490	$38,289,808
Gross unrealized appreciation	$7,070,551	$9,243,290
Gross unrealized depreciation	(3,512,170)	(3,619,353)
Net unrealized appreciation	3,558,381	5,623,937
Accumulated ordinary income	1,570	21,984
Capital loss carryforward	(2,475,616)	(1,823,332)
Post-October losses	(2,925,563)	(1,957,545)
Other gains (losses)	(182,890)	322,813
Other temporary differences	(1,255)	(20,846)
Total distributable earnings (accumulated deficit)	$(2,025,373)	$2,167,011

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the FBP Balanced Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to differing methods in the amortization of discounts and premiums on fixed income securities.

As of March 31, 2009, the FBP Value Fund and the FBP Balanced Fund had capital loss carryforwards of $2,475,616 and $1,823,332, respectively, which expire on March 31, 2017.  In addition, the FBP Value Fund and the FBP Balanced Fund had net realized capital losses of $2,925,563 and $1,957,545, respectively, during the period November 1, 2008 through March 31, 2009, which are treated for federal income tax purposes as arising during the Funds’ tax year ending March 31, 2010. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended September 30, 2009, the FBP Balanced Fund reclassified accumulated net realized gains from security transactions of $6,867 against accumulated undistributed net investment income on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2009) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.  Investment Transactions

During the six months ended September 30, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $1,918,404 and $4,793,526, respectively, for the FBP Value Fund and $5,223,113 and $6,479,690, respectively, for the FBP Balanced Fund.

23

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds’ investments are managed by Flippin, Bruce & Porter, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement.  Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .70% of its average daily net assets up to $250 million; .65% of the next $250 million of such assets; and .50% of such assets in excess of $500 million.

During the six months ended September 30, 2009, the Adviser voluntarily waived $17,415 and $6,735 of its investment advisory fees from the FBP Value Fund and the FBP Balanced Fund, respectively.

Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds.  For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of its average daily net assets up to $25 million, .125% of the next $25 million of such assets, and .10% of such assets in excess of $50 million, subject to a minimum monthly fee of $4,000; plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000 accounts. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities.  Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Funds’ compliance policies and procedures.  For these services, the Funds pay Ultimus an annual base fee of $16,800 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million.  In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4.  Covered Call Options

A summary of covered call option contracts during the six months ended September 30, 2009 is as follows:

	FBP Value Fund		FBP Balanced Fund
	Option Contracts	Option Premiums	Option Contracts	Option Premiums
Options outstanding at beginning of period	—	$—	—	$—
Options written	350	101,574	395	105,185
Options outstanding at end of period	350	$101,574	395	$105,185

24

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.  Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on November 18, 2009 and has noted no such events.

7.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority.  The Codification superseded all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification have become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore, the Funds have adopted SFAS 168 with these financial statements.  Management has evaluated this new pronouncement and has determined that it does not have a material impact on the determination or reporting of these financial statements.

25

THE FLIPPIN BRUCE & PORTER FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2009 through September 30, 2009).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

FBP Value Fund

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,444.40	$6.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.70	$5.42

*
Expenses are equal to the FBP Value Fund’s annualized expense ratio of 1.07% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26

THE FLIPPIN BRUCE & PORTER FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)
(Continued)

FBP Balanced Fund

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,309.60	$5.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	$5.06

*
Expenses are equal to the FBP Balanced Fund’s annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request, by calling 1-800-327-9375.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-327-9375, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-327-9375, or on the SEC’s website at http://www.sec.gov.

27

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Investment Adviser
Flippin, Bruce & Porter, Inc.
800 Main Street, Second Floor
P.O. Box 6138
Lynchburg, Virginia 24505
Toll-Free 1-800-327-9375
www.fbpinc.com

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
Toll-Free 1-866-738-1127

Custodian
US Bank
425 Walnut Street
Cincinnati, Ohio  45202

Independent Registered
Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Officers
John T. Bruce, President
and Portfolio Manager
John M. Flippin, Vice President
R. Gregory Porter, III,
Vice President
John H. Hanna, IV, Vice President
David J. Marshall, Vice President

Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

THE GOVERNMENT STREET FUNDS No-Load Mutual Funds Semi-Annual Report September 30, 2009 (Unaudited)

The Government Street Equity Fund The Government Street Mid-Cap Fund The Alabama Tax Free Bond Fund

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Sector Concentration vs. the S&P 500 Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Vanguard Emerging Markets ETF	5.2%
Vanguard Mid-Cap ETF	4.5%
Hewlett-Packard Company	2.8%
Philip Morris International, Inc.	2.7%
Bank of America Corporation	2.5%
General Dynamics Corporation	2.2%
Vanguard Short-Term Bond ETF	2.1%
U.S. Bancorp	2.1%
Chevron Corporation	2.1%
Duke Energy Corporation	2.1%

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Sector Concentration vs. the S&P MidCap 400 Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Vanguard Short-Term Bond ETF	4.8%
iShares S&P MidCap 400 Index Fund	4.7%
Vanguard Mid-Cap ETF	3.8%
Cerner Corporation	1.5%
Stericycle, Inc.	1.4%
Cognizant Technology Solutions Corporation - Class A	1.0%
Church & Dwight Company, Inc.	1.0%
SPX Corporation	1.0%
Alliance Data Systems Corporation	1.0%
FMC Technologies, Inc.	1.0%

2

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Asset Allocation
(% of Net Assets)

Distribution by Rating
Rating	% Holdings
AAA	6.2%
AA	55.9%
A	22.7%
BAA	1.5%
Not Rated	13.7%

3

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 82.5%	Shares	Value
Consumer Discretionary — 5.8%
Coach, Inc.	6,000	$197,520
Darden Restaurants, Inc.	4,000	136,520
Home Depot, Inc. (The)	17,500	466,200
Johnson Controls, Inc.	15,000	383,400
McDonald’s Corporation	5,500	313,885
NIKE, Inc. - Class B	9,000	582,300
Walt Disney Company (The)	30,000	823,800
		2,903,625
Consumer Staples — 8.1%
Altria Group, Inc.	33,000	587,730
Coca-Cola Company (The)	6,000	322,200
Kraft Foods, Inc. - Class A	22,836	599,902
Philip Morris International, Inc.	28,000	1,364,720
Procter & Gamble Company (The)	10,000	579,200
Wal-Mart Stores, Inc.	12,600	618,534
		4,072,286
Energy — 11.1%
Apache Corporation	5,089	467,323
BP plc - ADR	7,300	388,579
Chevron Corporation	15,000	1,056,450
ConocoPhillips	18,500	835,460
ENSCO International, Inc.	11,000	467,940
Exxon Mobil Corporation	7,200	493,992
Plains Exploration & Production Company (a)	14,000	387,240
TransCanada Corporation	10,000	310,200
Transocean Ltd. (a)	8,996	769,428
XTO Energy, Inc.	10,000	413,200
		5,589,812
Financials — 9.3%
Aegon N.V. - ARS (a)	27,900	236,034
AFLAC, Inc.	21,000	897,540
American Capital Ltd.	2,990	9,658
Bank of America Corporation	74,870	1,266,800
Charles Schwab Corporation (The)	15,000	287,250
Colonial Properties Trust	42,000	408,660
Hartford Financial Services Group, Inc.	10,000	265,000
Regions Financial Corporation	40,000	248,400
U.S. Bancorp	48,400	1,058,024
		4,677,366
Health Care — 12.6%
Abbott Laboratories	3,000	148,410
Becton, Dickinson and Company	9,490	661,927
Cardinal Health, Inc.	12,000	321,600
CareFusion Corporation (a)	6,000	130,800
Cerner Corporation (a)	6,500	486,200
Computer Programs & Systems, Inc.	6,100	252,601
Covance, Inc. (a)	8,000	433,200
Elan Corporation plc - ADR (a)	20,000	142,200
Fresenius Medical Care AG & Company - ADR	5,000	248,700
Genzyme Corporation (a)	9,500	538,935
Gilead Sciences, Inc. (a)	7,000	326,060

4

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.5% (Continued)	Shares	Value
Health Care — 12.6% (Continued)
Johnson & Johnson	9,200	$560,188
Techne Corporation	10,000	625,500
Teva Pharmaceutical Industries Ltd. - ADR	8,000	404,480
UnitedHealth Group, Inc.	10,000	250,400
Waters Corporation (a)	14,000	782,040
		6,313,241
Industrials — 11.7%
C.H. Robinson Worldwide, Inc.	3,000	173,250
Caterpillar, Inc.	16,000	821,280
Emerson Electric Company	20,000	801,600
General Dynamics Corporation	17,000	1,098,200
Ingersoll-Rand Company Ltd.	13,500	414,045
ITT Corporation	5,000	260,750
Manitowoc Company, Inc. (The)	13,000	123,110
Norfolk Southern Corporation	10,000	431,100
Quanta Services, Inc. (a)	20,000	442,600
Stericycle, Inc. (a)	7,000	339,150
United Technologies Corporation	16,000	974,880
		5,879,965
Information Technology — 15.2%
Accenture plc - Class A	9,500	354,065
Adobe Systems, Inc. (a)	25,000	826,000
ADTRAN, Inc.	8,000	196,400
Apple, Inc. (a)	3,200	593,184
Automatic Data Processing, Inc.	20,000	786,000
Broadridge Financial Solutions, Inc.	5,000	100,500
Cisco Systems, Inc. (a)	23,450	552,013
Corning, Inc.	28,000	428,680
Hewlett-Packard Company	29,300	1,383,253
International Business Machines Corporation	7,500	897,075
NetApp, Inc. (a)	12,000	320,160
Oracle Corporation	10,000	208,400
Research In Motion Ltd. (a)	3,000	202,650
Texas Instruments, Inc.	20,000	473,800
Tyco Electronics Ltd.	13,000	289,640
		7,611,820
Materials — 3.5%
Alcoa, Inc.	7,000	91,840
Dow Chemical Company (The)	13,000	338,910
Freeport-McMoRan Copper & Gold, Inc.	6,000	411,660
Nucor Corporation	11,000	517,110
Praxair, Inc.	5,000	408,450
		1,767,970
Telecommunication Services — 1.1%
América Móvil, S.A.B. de C.V. - Series L - ADR	12,000	525,960

Utilities — 4.1%
Duke Energy Corporation	65,980	1,038,525
FirstEnergy Corporation	15,000	685,800
Wisconsin Energy Corporation	7,000	316,190
		2,040,515

Total Common Stocks (Cost $29,509,508)		$41,382,560

5

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 17.3%	Shares	Value
iShares COMEX Gold Trust (a)	2,000	$197,860
Market Vectors Agribusiness ETF	21,000	811,440
Market Vectors Coal ETF	30,000	914,400
Market Vectors Gold Miners ETF (a)	5,000	226,450
Market Vectors Steel ETF	11,000	580,030
Vanguard Emerging Markets ETF	68,000	2,622,080
Vanguard Mid-Cap ETF	40,000	2,276,400
Vanguard Short-Term Bond ETF	13,320	1,066,266
Total Exchange-Traded Funds (Cost $7,844,782)		$8,694,926

COMMERCIAL PAPER — 0.1%	Par Value	Value
U.S. Bank N.A., discount, 0.03%, due 10/01/2009 (Cost $63,000)	$63,000	$63,000

MONEY MARKET FUNDS — 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.20% (b) (Cost $826)	826	$826

Total Investments at Value — 99.9% (Cost $37,418,116)		$50,141,312

Other Assets in Excess of Liabilities — 0.1%		35,288

Net Assets — 100.0%		$50,176,600

ADR - American Depositary Receipt.

ARS - American Registered Shares.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

6

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 85.9%	Shares	Value
Consumer Discretionary — 11.6%
Aeropostale, Inc. (a)	1,250	$54,338
Barnes & Noble, Inc.	3,500	77,770
BorgWarner, Inc.	1,500	45,390
Buffalo Wild Wings, Inc. (a)	2,400	99,864
Chico’s FAS, Inc. (a)	3,800	49,400
Coach, Inc.	4,600	151,432
Darden Restaurants, Inc.	2,575	87,885
DeVry, Inc.	1,400	77,448
DreamWorks Animation SKG, Inc. - Class A (a)	4,000	142,280
Family Dollar Stores, Inc.	3,800	100,320
GameStop Corporation - Class A (a)	5,700	150,879
Gildan Activewear, Inc. - Class A (a)	5,400	106,488
Guess?, Inc.	4,700	174,088
Hasbro, Inc.	2,700	74,925
Interactive Data Corporation	3,000	78,630
ITT Educational Services, Inc. (a)	1,605	177,208
Jarden Corporation	4,300	120,701
John Wiley & Sons, Inc. - Class A	1,800	62,604
Liberty Global, Inc. - Class A (a)	3,150	71,095
Netflix, Inc. (a)	775	35,782
Nordstrom, Inc.	3,300	100,782
O’Reilly Automotive, Inc. (a)	6,350	229,489
PetSmart, Inc.	3,050	66,338
Phillips-Van Heusen Corporation	3,400	145,486
Priceline.com, Inc. (a)	850	140,947
Ross Stores, Inc.	3,000	143,310
Service Corporation International	7,500	52,575
Sotheby’s	3,400	58,582
Tiffany & Company	2,475	95,362
True Religion Apparel, Inc. (a)	6,050	156,876
Urban Outfitters, Inc. (a)	3,600	108,612
Vail Resorts, Inc. (a)	2,700	90,558
VF Corporation	1,175	85,105
		3,412,549
Consumer Staples — 3.3%
Church & Dwight Company, Inc.	5,400	306,396
Hormel Foods Corporation	6,000	213,120
J.M. Smucker Company (The)	4,700	249,147
NBTY, Inc. (a)	3,000	118,740
Universal Corporation	1,740	72,767
		960,170
Energy — 6.6%
Cameron International Corporation (a)	6,610	249,990
FMC Technologies, Inc. (a)	5,780	301,947
Murphy Oil Corporation	3,740	215,312
Newfield Exploration Company (a)	2,800	119,168
Noble Corporation	5,360	203,466
Overseas Shipholding Group, Inc.	3,600	134,532
Patriot Coal Corporation (a)	960	11,290

7

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.9% (Continued)	Shares	Value
Energy — 6.6% (Continued)
Peabody Energy Corporation	4,800	$178,656
Pioneer Natural Resources Company	4,380	158,950
Pride International, Inc. (a)	5,000	152,200
Seahawk Drilling, Inc. (a)	333	10,353
Smith International, Inc.	4,500	129,150
Valero Energy Corporation	4,950	95,980
		1,960,994
Financials — 12.7%
American Financial Group, Inc.	8,400	214,200
Arthur J. Gallagher & Company	6,750	164,498
Associated Banc-Corp	7,300	83,366
Bank of Hawaii Corporation	6,000	249,240
Berkley (W.R.) Corporation	10,050	254,064
Cullen/Frost Bankers, Inc.	5,600	289,184
Eaton Vance Corporation	10,250	286,898
Everest Re Group Ltd.	2,600	228,020
HCC Insurance Holdings, Inc.	9,300	254,355
Jefferies Group, Inc. (a)	10,400	283,192
Legg Mason, Inc.	3,780	117,293
Liberty Property Trust	4,600	149,638
New York Community Bancorp, Inc.	10,270	117,283
Potlatch Corporation	6,941	197,471
Rayonier, Inc.	7,000	286,370
State Street Corporation	4,400	231,440
Synovus Financial Corporation	16,400	61,500
Westamerica Bancorporation	3,300	171,600
Wilmington Trust Corporation	6,650	94,430
		3,734,042
Health Care — 12.3%
Almost Family, Inc. (a)	1,000	29,750
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	229,700
C.R. Bard, Inc.	1,000	78,610
Cantel Medical Corporation (a)	2,000	30,120
Cephalon, Inc. (a)	2,500	145,600
Cerner Corporation (a)	6,000	448,800
Computer Programs & Systems, Inc.	1,800	74,538
Covance, Inc. (a)	4,000	216,600
Covidien plc	1,500	64,890
Edwards Lifesciences Corporation (a)	2,500	174,775
Ensign Group, Inc. (The)	3,000	42,090
Fresenius Medical Care AG & Company - ADR	4,000	198,960
Gilead Sciences, Inc. (a)	5,050	235,229
Hanger Orthopedic Group, Inc. (a)	4,000	55,480
HealthSpring, Inc. (a)	2,500	30,625
Henry Schein, Inc. (a)	4,000	219,640
Illumina, Inc. (a)	1,000	42,500
Life Technologies Corporation (a)	2,891	134,576
Matrixx Initiatives, Inc. (a)	2,000	11,360
Millipore Corporation (a)	2,000	140,660
Mylan, Inc. (a)	5,700	91,257
Myriad Genetics, Inc. (a)	1,000	27,400
Myriad Pharmaceuticals, Inc. (a)	250	1,465

8

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.9% (Continued)	Shares	Value
Health Care — 12.3% (Continued)
PSS World Medical, Inc. (a)	2,000	$43,660
Questcor Pharmaceuticals, Inc. (a)	3,000	16,560
ResMed, Inc. (a)	3,000	135,600
Shire plc - ADR	1,000	52,290
Techne Corporation	4,500	281,475
Teleflex, Inc.	3,000	144,930
Teva Pharmaceutical Industries Ltd. - ADR	2,163	109,362
Waters Corporation (a)	2,000	111,720
		3,620,222
Industrials — 13.1%
Alexander & Baldwin, Inc.	3,000	96,270
AMETEK, Inc.	7,500	261,825
C.H. Robinson Worldwide, Inc.	5,000	288,750
Donaldson Company, Inc.	6,000	207,780
Expeditors International of Washington, Inc.	6,000	210,900
Fastenal Company	7,000	270,900
Goodrich Corporation	3,500	190,190
Graco, Inc.	6,000	167,220
Harsco Corporation	3,000	106,230
Herman Miller, Inc.	5,500	93,005
Jacobs Engineering Group, Inc. (a)	4,475	205,626
John Bean Technologies Corporation	1,248	22,676
Joy Global, Inc.	2,000	97,880
L-3 Communications Holdings, Inc.	3,000	240,960
Manpower, Inc.	4,000	226,840
MSC Industrial Direct Company, Inc. - Class A	5,000	217,900
Snap-On, Inc.	3,300	114,708
SPX Corporation	5,000	306,350
Stericycle, Inc. (a)	8,275	400,924
Trinity Industries, Inc.	5,000	85,950
WESCO International, Inc. (a)	1,850	53,280
		3,866,164
Information Technology — 13.8%
Activision Blizzard, Inc. (a)	16,000	198,240
ADC Telecommunications, Inc. (a)	8,500	70,890
ADTRAN, Inc.	6,000	147,300
Advent Software, Inc. (a)	4,000	161,000
Alliance Data Systems Corporation (a)	5,000	305,400
Arrow Electronics, Inc. (a)	8,000	225,200
Cognizant Technology Solutions Corporation - Class A (a)	8,000	309,280
CommScope, Inc. (a)	1,000	29,930
Cree, Inc. (a)	6,500	238,875
DST Systems, Inc. (a)	4,000	179,200
Harris Corporation	6,000	225,600
Harris Stratex Networks, Inc. - Class A (a)	1,490	10,430
IAC/InterActiveCorporation (a)	3,000	60,570
Integrated Device Technology, Inc. (a)	10,000	67,600
Jack Henry & Associates, Inc.	9,000	211,230
Lam Research Corporation (a)	6,000	204,960
Linear Technology Corporation	5,000	138,150
Microchip Technology, Inc.	5,000	132,500
National Instruments Corporation	8,000	221,040
NetApp, Inc. (a)	5,000	133,400

9

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.9% (Continued)	Shares	Value
Information Technology — 13.8% (Continued)
Polycom, Inc. (a)	4,000	$107,000
Rovi Corporation (a)	6,000	201,600
SanDisk Corporation (a)	5,000	108,500
Sybase, Inc. (a)	4,000	155,600
Xilinx, Inc.	7,000	163,940
Zebra Technologies Corporation - Class A (a)	2,500	64,825
		4,072,260
Materials — 6.4%
Airgas, Inc.	4,000	193,480
Albemarle Corporation	8,000	276,800
Ashland, Inc.	3,000	129,660
Cabot Corporation	4,000	92,440
Clearwater Paper Corporation (a)	1,983	81,957
Eagle Materials, Inc.	2,500	71,450
Martin Marietta Materials, Inc.	2,500	230,175
Scotts Miracle-Gro Company (The) - Class A	4,000	171,800
Sonoco Products Company	9,570	263,558
Steel Dynamics, Inc.	12,000	184,080
Valspar Corporation (The)	7,000	192,570
		1,887,970
Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,000	31,010

Utilities — 6.0%
AGL Resources, Inc.	8,400	296,268
EQT Corporation	7,000	298,200
Great Plains Energy, Inc.	9,050	162,447
MDU Resources Group, Inc.	8,850	184,523
ONEOK, Inc.	5,750	210,565
Pepco Holdings, Inc.	7,900	117,552
SCANA Corporation	7,530	262,797
Vectren Corporation	10,600	244,224
		1,776,576

Total Common Stocks (Cost $22,128,741)		$25,321,957

EXCHANGE-TRADED FUNDS — 13.7%	Shares	Value
iShares Dow Jones U.S. Home Construction Index Fund	2,000	$24,620
iShares S&P MidCap 400 Index Fund	20,000	1,379,000
Vanguard Emerging Markets ETF	3,000	115,680
Vanguard Mid-Cap ETF	19,500	1,109,745
Vanguard Short-Term Bond ETF	17,520	1,402,476
Total Exchange-Traded Funds (Cost $3,379,695)		$4,031,521

10

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER — 0.4%	Par Value	Value
U.S. Bank N.A., discount, 0.03%, due 10/01/2009 (Cost $114,000)	$114,000	$114,000

MONEY MARKET FUNDS — 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.20% (b) (Cost $352)	352	$352

Total Investments at Value — 100.0% (Cost $25,622,788)		$29,467,830

Other Assets in Excess of Liabilities — 0.0%		1,473

Net Assets — 100.0%		$29,469,303

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

11

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 95.3%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$263,323
5.00%, due 08/15/2018	400,000	433,476
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
4.50%, due 11/01/2009, ETM	500,000	501,750
5.375%, due 11/01/2012, ETM	400,000	401,468
Alabama Special Care Facilities Financing Auth., Mobile, Hospital Rev.,
4.50%, due 11/01/2010, ETM	250,000	253,353
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	324,735
Alabama State Parks System Improvement Corporation, GO,
5.50%, due 06/01/2010	200,000	206,866
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 02/01/2010	300,000	304,608
5.00%, due 11/01/2012	475,000	483,550
5.125%, due 11/01/2013	600,000	610,824
5.125%, due 11/01/2015	525,000	534,403
Alabama State Public School & College Auth., Rev.,
5.00%, due 05/01/2010	355,000	364,422
Alabama State, GO,
5.00%, due 06/01/2012	250,000	257,015
5.00%, due 09/01/2015	300,000	314,040
5.00%, due 09/01/2016	300,000	314,040
5.00%, due 09/01/2017	300,000	337,035
Alabama Water Pollution Control Auth., Rev.,
5.00%, due 08/15/2010	500,000	514,375
5.375%, due 08/15/2014	225,000	243,067
Anniston, AL, Waterworks & Sewer Board, Rev.,
4.00%, due 06/01/2015	400,000	404,268
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2011	500,000	512,975
Auburn University, AL, General Fee Rev.,
4.45%, due 06/01/2011	400,000	402,364
5.25%, due 06/01/2015	400,000	437,040
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	248,488
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	335,000	360,504
Baldwin Co., AL, Board of Education, Rev., Warrants,
5.00%, due 06/01/2010	300,000	308,031
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	224,010
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	370,982
Calhoun Co., AL, Gas Tax Anticipation Warrants,
2.00%, due 03/01/2011	365,000	369,157
4.00%, due 03/01/2016	445,000	479,399

12

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 95.3% (Continued)	Par Value	Value
Chelsea, AL, GO,
4.00%, due 05/01/2015	$260,000	$280,353
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	437,352
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	306,579
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	766,147
4.50%, due 11/01/2019	250,000	269,027
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014	500,000	545,850
5.00%, due 09/01/2015	250,000	289,250
Hoover, AL, Special Tax, Warrants,
5.00%, due 02/15/2015	370,000	400,007
Houston Co., AL, Board of Education, GO,
Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	594,295
Houston Co., AL, GO,
5.60%, due 10/15/2014	300,000	306,636
4.75%, due 10/15/2016	500,000	542,675
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
3.25%, due 11/01/2010	100,000	102,908
5.00%, due 11/01/2017	300,000	335,904
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	329,115
Huntsville, AL, GO,
5.00%, due 08/01/2011	500,000	538,350
5.125%, due 05/01/2020	300,000	330,309
Jefferson Co., AL, Sewer Rev.,
5.00%, due 02/01/2041, Prerefunded 02/01/2011 @ 101	225,000	236,642
Limestone Co., AL, Board of Education, Rev.,
4.75%, due 11/01/2010	250,000	260,403
Madison Co., AL, Board of Education, Capital Outlay Tax Anticipation Warrants,
5.20%, due 03/01/2011	400,000	410,892
5.20%, due 03/01/2014	250,000	256,680
Mobile Co., AL, GO,
5.25%, due 08/01/2015	400,000	456,752
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	111,042
4.75%, due 02/15/2014	400,000	423,440
5.50%, due 08/15/2015	500,000	544,665
5.20%, due 08/15/2018	500,000	543,135
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	221,580
5.25%, due 01/01/2014	300,000	319,857
5.25%, due 01/01/2020	400,000	424,296
Montgomery, AL, GO,
5.00%, due 11/01/2015	300,000	315,981
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	350,000	378,297

13

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 95.3% (Continued)	Par Value	Value
Mountain Brook, AL, City Board of Education,
Capital Outlay Warrants,
4.80%, due 02/15/2011	$405,000	$406,227
Opelika, AL, GO,
4.00%, due 03/01/2010	210,000	212,976
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	428,226
Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
4.35%, due 08/01/2011	200,000	200,440
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	158,666
4.00%, due 08/01/2014	205,000	225,016
Trussville, AL, Warrants,
4.30%, due 10/01/2010	400,000	415,020
Tuscaloosa, AL, Board of Education, Special Tax Warrants,
4.85%, due 02/15/2013	300,000	300,609
Tuscaloosa, AL, GO, Warrants,
4.30%, due 10/01/2009	425,000	425,047
4.25%, due 02/15/2011	145,000	151,774
5.45%, due 01/01/2014	500,000	511,325
5.55%, due 01/01/2015, Prerefunded 01/01/2010 @ 101	400,000	409,160
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	372,109
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	100,000	106,023
5.00%, due 09/01/2012	180,000	190,312
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	255,091
University of Alabama, AL, Series A, Rev.,
4.00%, due 10/01/2010	375,000	388,035
3.00%, due 07/01/2016	340,000	355,450
5.00%, due 07/01/2017	245,000	288,103
Vestavia Hills, AL, Warrants,
5.00%, due 02/01/2012	565,000	604,708
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	332,192

Total Alabama Fixed Rate Revenue and General
Obligation (GO) Bonds (Cost $27,855,524)		$28,794,496

14

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 5.6%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.42% (a) (Cost $1,693,145)	1,693,145	$1,693,145

Total Investments at Value — 100.9% (Cost $29,548,669)		$30,487,641

Liabilities in Excess of Other Assets — (0.9%)		(270,542)

Net Assets — 100.0%		$30,217,099

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

15

THE GOVERNMENT STREET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

	Government Street Equity Fund	Government Street Mid-Cap Fund	Alabama Tax Free Bond Fund
ASSETS
Investments in securities:
At acquisition cost	$37,418,116	$25,622,788	$29,548,669
At value (Note 1)	$50,141,312	$29,467,830	$30,487,641
Dividends and interest receivable	68,439	20,077	313,483
Receivable for capital shares sold	7,533	7,629	—
Other assets	12,181	9,498	9,159
TOTAL ASSETS	50,229,465	29,505,034	30,810,283

LIABILITIES
Distributions payable	5,144	—	22,674
Payable for investment securities purchased	—	—	547,110
Payable for capital shares redeemed	13,205	—	5,595
Accrued investment advisory fees (Note 3)	24,491	27,241	7,935
Accrued administration fees (Note 3)	5,600	4,000	3,600
Accrued compliance fees (Note 3)	540	530	530
Other accrued expenses	3,885	3,960	5,740
TOTAL LIABILITIES	52,865	35,731	593,184

NET ASSETS	$50,176,600	$29,469,303	$30,217,099

Net assets consist of:
Paid-in capital	$36,900,677	$26,274,650	$29,277,338
Accumulated undistributed net investment income	4,932	85,215	1,632
Accumulated net realized gains (losses) from security transactions	547,795	(735,604)	(843)
Net unrealized appreciation on investments	12,723,196	3,845,042	938,972

Net assets	$50,176,600	$29,469,303	$30,217,099

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,381,083	2,604,857	2,840,251

Net asset value, offering price and redemption price per share (Note 1)	$36.33	$11.31	$10.64

See accompanying notes to financial statements.

16

THE GOVERNMENT STREET FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

	Government	Government	Alabama
	Street	Street	Tax Free
	Equity	Mid-Cap	Bond
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$366	$386	$544,370
Dividends	469,536	241,184	10,529
Foreign withholding taxes on dividends	(2,367)	(1,253)	—
TOTAL INVESTMENT INCOME	467,535	240,317	554,899

EXPENSES
Investment advisory fees (Note 3)	136,495	95,993	52,415
Administration fees (Note 3)	31,358	24,000	21,891
Professional fees	8,080	6,680	5,980
Trustees’ fees and expenses	6,232	6,232	6,232
Custodian and bank service fees	5,661	5,191	3,081
Compliance fees and expenses (Note 3)	3,359	3,336	3,338
Pricing costs	919	1,735	6,406
Account maintenance fees	3,231	3,215	797
Printing of shareholder reports	3,552	1,845	1,808
Insurance expense	2,641	1,612	2,063
Postage and supplies	2,144	1,688	1,689
Registration fees	1,784	1,503	1,393
Other expenses	2,002	2,072	1,994
TOTAL EXPENSES	207,458	155,102	109,087
Fees voluntarily waived by
the Adviser (Note 3)	—	—	(11,744)
NET EXPENSES	207,458	155,102	97,343

NET INVESTMENT INCOME	260,077	85,215	457,556

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	721,163	(72,157)	39,496
Net realized gains from in-kind redemptions (Note 1)	278,485	—	—
Net change in unrealized appreciation (depreciation) on investments	12,495,699	7,283,899	228,158

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	13,495,347	7,211,742	267,654

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,755,424	$7,296,957	$725,210

See accompanying notes to financial statements.

17

THE GOVERNMENT STREET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Government Street Equity Fund		Government Street Mid-Cap Fund
	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$260,077	$800,984	$85,215	$130,103
Net realized gains (losses) from security transactions	721,163	(173,368)	(72,157)	(663,447)
Net realized gains from in-kind redemptions (Note 1)	278,485	1,939,512	—	446,671
Net change in unrealized appreciation (depreciation) on investments	12,495,699	(28,078,838)	7,283,899	(9,436,552)
Net increase (decrease) in net assets from operations	13,755,424	(25,511,710)	7,296,957	(9,523,225)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(256,157)	(753,088)	—	(141,611)
In excess of net investment income	—	—	—	(2,489)
From realized capital gains on security transactions	—	—	—	(7,284)
Decrease in net assets from distributions to shareholders	(256,157)	(753,088)	—	(151,384)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	963,114	2,476,764	1,207,009	1,776,042
Net asset value of shares issued in reinvestment of distributions to shareholders	244,855	719,467	—	141,942
Payments for shares redeemed	(2,187,009)	(6,541,942)	(556,790)	(2,144,940)
Net increase (decrease) in net assets from capital share transactions	(979,040)	(3,345,711)	650,219	(226,956)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,520,227	(29,610,509)	7,947,176	(9,901,565)

NET ASSETS
Beginning of period	37,656,373	67,266,882	21,522,127	31,423,692
End of period	$50,176,600	$37,656,373	$29,469,303	$21,522,127

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,932	$1,012	$85,215	$—

CAPITAL SHARE ACTIVITY
Shares sold	30,179	68,142	116,049	174,611
Shares reinvested	7,273	20,123	—	15,726
Shares redeemed	(65,624)	(181,776)	(55,796)	(205,129)
Net increase (decrease) in shares outstanding	(28,172)	(93,511)	60,253	(14,792)
Shares outstanding, beginning of period	1,409,255	1,502,766	2,544,604	2,559,396
Shares outstanding, end of period	1,381,083	1,409,255	2,604,857	2,544,604

See accompanying notes to financial statements.

18

THE GOVERNMENT STREET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Alabama Tax Free Bond Fund
	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$457,556	$909,831
Net realized gains from security transactions	39,496	5,706
Net change in unrealized appreciation (depreciation) on investments	228,158	110,981
Net increase in net assets from operations	725,210	1,026,518

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(452,968)	(906,325)
From realized capital gains on security transactions	—	(205)
Decrease in net assets from distributions to shareholders	(452,968)	(906,530)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,151,595	3,972,100
Net asset value of shares issued in reinvestment of distributions to shareholders	304,252	576,864
Payments for shares redeemed	(1,868,528)	(1,737,811)
Net increase in net assets from capital share transactions	1,587,319	2,811,153

TOTAL INCREASE IN NET ASSETS	1,859,561	2,931,141

NET ASSETS
Beginning of period	28,357,538	25,426,397
End of period	$30,217,099	$28,357,538

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,632	$17,525

CAPITAL SHARE ACTIVITY
Shares sold	299,050	378,942
Shares reinvested	28,758	55,131
Shares redeemed	(176,753)	(166,312)
Net increase in shares outstanding	151,055	267,761
Shares outstanding, beginning of period	2,689,196	2,421,435
Shares outstanding, end of period	2,840,251	2,689,196

See accompanying notes to financial statements.

19

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,
	2009		Years Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$26.72		$44.76	$48.37	$52.42	$47.11	$46.10

Income (loss) from investment operations:
Net investment income	0.19		0.55	0.57	0.48	0.50	0.50
Net realized and unrealized gains (losses) on investments	9.60		(18.07)	(2.12)	2.90	5.31	1.01
Total from investment operations	9.79		(17.52)	(1.55)	3.38	5.81	1.51

Less distributions:
Dividends from net investment income	(0.18)		(0.52)	(0.57)	(0.48)	(0.50)	(0.50)
Distributions from net realized gains	—		—	(1.31)	(6.95)	—	—
Return of capital	—		—	(0.18)	—	—	—
Total distributions	(0.18)		(0.52)	(2.06)	(7.43)	(0.50)	(0.50)

Net asset value at end of period	$36.33		$26.72	$44.76	$48.37	$52.42	$47.11

Total return (a)	36.70%	(b)	(39.43% )	(3.51% )	7.04%	12.39%	3.27%

Net assets at end of period (000’s)	$50,177		$37,656	$67,267	$87,757	$107,243	$132,922

Ratio of expenses to average net assets	0.91%	(c)	0.91%	0.84%	0.84%	0.78%	0.76%

Ratio of net investment income to average net assets	1.14%	(c)	1.47%	1.12%	0.96%	0.95%	1.08%

Portfolio turnover rate	18%	(b)	35%	12%	15%	17%	13%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

20

THE GOVERNMENT STREET MID-CAP FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,
	2009		Years Ended March 31,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value at beginning of period	$8.46		$12.28		$13.13	$13.71	$11.30	$10.33

Income (loss) from investment operations:
Net investment income	0.03		0.05		0.03	0.04	0.05	0.01
Net realized and unrealized gains (losses) on investments	2.82		(3.82)		(0.53)	0.45	2.38	0.97
Total from investment operations	2.85		(3.77)		(0.50)	0.49	2.43	0.98

Less distributions:
Dividends from net investment income	—		(0.05)		(0.05)	(0.05)	(0.02)	(0.01)
In excess of net investment income	—		(0.00	)(a)	—	—	—	—
Distributions from net realized gains	—		(0.00	)(a)	(0.30)	(1.02)	—	(0.00	)(a)
Total distributions	—		(0.05)		(0.35)	(1.07)	(0.02)	(0.01)

Net asset value at end of period	$11.31		$8.46		$12.28	$13.13	$13.71	$11.30

Total return (b)	33.69%	(c)	(30.65%	)	(3.99% )	3.83%	21.51%	9.47%

Net assets at end of period (000’s)	$29,469		$21,522		$31,424	$33,961	$37,619	$32,025

Ratio of net expenses to average net assets (d)	1.21%	(e)	1.10%		1.10%	1.10%	1.10%	1.10%

Ratio of net investment income to average net assets	0.66%	(e)	0.47%		0.25%	0.26%	0.37%	0.14%

Portfolio turnover rate	1%	(c)	14%		11%	11%	28%	6%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratio of expenses to average net assets would have been 1.23%, 1.12%, 1.12%, 1.11% and 1.23% for the years ended March 31, 2009, 2008, 2007, 2006 and 2005, respectively (Note 3).

(e)	Annualized.

See accompanying notes to financial statements.

21

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,
	2009		Years Ended March 31,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value at beginning of period	$10.54		$10.50		$10.39	$10.40	$10.55	$10.90

Income (loss) from investment operations:
Net investment income	0.14		0.35		0.36	0.36	0.34	0.35
Net realized and unrealized gains (losses) on investments	0.10		0.04		0.12	(0.01)	(0.15)	(0.36)
Total from investment operations	0.24		0.39		0.48	0.35	0.19	(0.01)

Less distributions:
Dividends from net investment income	(0.14)		(0.35)		(0.36)	(0.36)	(0.34)	(0.34)
Distributions from net realized gains	—		(0.00	)(a)	(0.01)	—	—	—
Total distributions	(0.14)		(0.35)		(0.37)	(0.36)	(0.34)	(0.34)

Net asset value at end of period	$10.64		$10.54		$10.50	$10.39	$10.40	$10.55

Total return (b)	2.49%	(c)	3.80%		4.66%	3.38%	1.80%	(0.06% )

Net assets at end of period (000’s)	$30,217		$28,358		$25,426	$25,968	$26,182	$34,525

Ratio of net expenses to average net assets (d)	0.65%	(e)	0.65%		0.65%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets	3.05%	(e)	3.36%		3.46%	3.44%	3.25%	3.21%

Portfolio turnover rate	15%	(c)	8%		6%	15%	5%	4%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratios of expenses to average net assets would have been 0.73%(e) for the six months ended September 30, 2009 and 0.79%, 0.78%, 0.76%, 0.73% and 0.69% for the years ended March 31, 2009, 2008, 2007, 2006 and 2005, respectively (Note 3).

(e)	Annualized.

See accompanying notes to financial statements.

22

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies

The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of Williamsburg Investment Trust are not included in this report.

The Government Street Equity Fund’s investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, by investing primarily in common stocks.

The Government Street Mid-Cap Fund’s investment objective is to seek capital appreciation by investing primarily in common stocks of mid-cap companies.

The Alabama Tax Free Bond Fund’s investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

23

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

Valuation Inputs	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Level 1 - Quoted prices	$50,078,312	$29,353,830	$1,693,145
Level 2 - Other significant observable inputs	63,000	114,000	28,794,496
Level 3 - Significant unobservable inputs	—	—	—
Total	$50,141,312	$29,467,830	$30,487,641

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common stocks	$41,382,560	$—	$—	$41,382,560
Exchange-traded funds	8,694,926	—	—	8,694,926
Commercial paper	—	63,000	—	63,000
Money market funds	826	—	—	826
Total	$50,078,312	$63,000	$—	$50,141,312

The Government Street Mid-Cap Fund:
Common stocks	$25,321,957	$—	$—	$25,321,957
Exchange-traded funds	4,031,521	—	—	4,031,521
Commercial paper	—	114,000	—	114,000
Money market funds	352	—	—	352
Total	$29,353,830	$114,000	$—	$29,467,830

The Alabama Tax Free Bond Fund:
Alabama fixed rate revenue and general obligation bonds	$—	$28,794,496	$—	$28,794,496
Money market funds	1,693,145	—	—	1,693,145
Total	$1,693,145	$28,794,496	$—	$30,487,641

24

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type, as required by GAAP.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

Repurchase agreements — The Funds may enter into repurchase agreements. A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value.  At the time a Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Funds actively monitor and seek additional collateral, as needed.  If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid annually to shareholders of The Government Street Mid-Cap Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund.  Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  These “book/tax” differences are either temporary or permanent in nature. Certain Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes.  The tax character of distributions paid during the periods ended September 30, 2009 and March 31, 2009 is as follows:

	Periods Ended	Ordinary Income	Exempt-Interest Dividends	Long-Term Gains	Total Distributions
Government Street	9/30/09	$256,157	$—	$—	$256,157
Equity Fund	3/31/09	$753,088	$—	$—	$753,088
Government Street	9/30/09	$—	$—	$—	$—
Mid-Cap Fund	3/31/09	$144,299	$—	$7,085	$151,384
Alabama Tax Free	9/30/09	$—	$452,968	$—	$452,968
Bond Fund	3/31/09	$—	$906,325	$205	$906,530

25

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions — Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2009:

	Government Street Equity Fund	Government Street Mid-Cap Fund	Alabama Tax Free Bond Fund
Cost of portfolio investments	$37,557,975	$25,622,788	$29,570,063
Gross unrealized appreciation	$16,337,038	$6,278,802	$930,316
Gross unrealized depreciation	(3,753,701)	(2,433,760)	(12,738)
Net unrealized appreciation	12,583,337	3,845,042	917,578
Undistributed ordinary income	10,076	85,215	20,184
Undistributed tax exempt income	—	—	22,674
Undistributed long-term gains	—	—	1,999
Capital loss carryforward	(71,454)	(223,256)	—
Post-October losses	(101,914)	(440,191)	—
Other gains (losses)	861,022	(72,157)	—
Other temporary differences	(5,144)	—	(22,674)
Total distributable earnings	$13,275,923	$3,194,653	$939,761

26

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Equity Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of discounts and premiums on fixed income securities.

As of March 31, 2009, The Government Street Equity Fund and The Government Street Mid-Cap Fund had capital loss carryforwards for federal income tax purposes of $71,454 and $223,256, respectively, which expire on March 31, 2017.  In addition, The Government Street Equity Fund and The Government Street Mid-Cap Fund had net realized capital losses of $101,914 and $440,191, respectively, during the period November 1, 2008 through March 31, 2009, which are treated for federal income tax purposes as arising during each Fund’s tax year ending March 31, 2010.  These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

During the six months ended September 30, 2009, The Government Street Equity Fund realized $278,485 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash).  The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities.  Such gains are not taxable to the Fund and are not required to be distributed to shareholders.  The Fund has reclassified these amounts against paid-in capital. This reclassification is reflected on the Statements of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or net asset value per share.

For the six months ended September 30, 2009, The Alabama Tax Free Bond Fund reclassified $20,481 of undistributed net investment income against accumulated net realized losses on the Statements of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2009) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

27

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Investment Transactions

During the six months ended September 30, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $8,012,928 and $8,012,658, respectively, for The Government Street Equity Fund; $3,222,764 and $350,543, respectively, for The Government Street Mid-Cap Fund; and $6,177,220 and $4,297,750, respectively, for The Alabama Tax Free Bond Fund.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds’ investments are managed by Leavell Investment Management, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Mid-Cap Fund pays the Adviser a fee at an annual rate of .75% of its average daily net assets. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such assets in excess of $100 million.

During the six months ended September 30, 2009, the Adviser voluntarily undertook to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of average daily net assets. Accordingly, the Adviser voluntarily waived $11,744 of its investment advisory fees from The Alabama Tax Free Bond Fund during the six months ended September 30, 2009.

Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds.  For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of the Fund’s average daily net assets up to $25 million, .125% of the next $25 million of such assets, and ..10% of such assets in excess of $50 million. The minimum monthly fee payable to Ultimus is $4,000 with respect to The Government Street Equity Fund and The Government Street Mid-Cap Fund and $3,500 with respect to The Alabama Tax Free Bond Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities.  Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

28

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Funds’ compliance policies and procedures.  For these services, the Funds pay Ultimus an annual base fee of $18,600 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4.  Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5.  Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on November 18, 2009 and has noted no such events.

6.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority.  The Codification superseded all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification have become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore, the Funds have adopted SFAS 168 with these financial statements.  Management has evaluated this new pronouncement and has determined that it does not have a material impact on the determination or reporting of these financial statements.

29

THE GOVERNMENT STREET FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment returns of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2009 through September 30, 2009).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

30

THE GOVERNMENT STREET FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)
(Continued)

More information about the Funds’ expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
The Government Street Equity Fund
Based on Actual Fund Return	$1,000.00	$1,367.00	$5.40
Based on Hypothetical 5% Return
(before expenses)	$1,000.00	$1,020.51	$4.61
The Government Street Mid-Cap Fund
Based on Actual Fund Return	$1,000.00	$1,336.90	$7.09
Based on Hypothetical 5% Return
(before expenses)	$1,000.00	$1,019.00	$6.12
The Alabama Tax Free Bond Fund
Based on Actual Fund Return	$1,000.00	$1,024.90	$3.30
Based on Hypothetical 5% Return
(before expenses)	$1,000.00	$1,021.81	$3.29

*
Expenses are equal to the Funds’ annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Government Street Equity Fund	0.91%
The Government Street Mid-Cap Fund	1.21%
The Alabama Tax Free Bond Fund	0.65%

31

THE GOVERNMENT STREET FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1125, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1125 or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request, by calling 1-866-738-1125.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

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The Government Street Funds
No Load Mutual Funds

Investment Adviser
Leavell Investment Management, Inc.
Post Office Box 1307
Mobile, AL 36633

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707
1-866-738-1125

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

Independent Registered Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, OH 45202

Board of Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

Portfolio Managers
Thomas W. Leavell,
The Government Street Equity Fund
The Government Street Mid-Cap Fund
Timothy S. Healey,
The Government Street Mid-Cap Fund
The Alabama Tax Free Bond Fund
Richard E. Anthony, Jr.,
The Government Street Mid-Cap Fund
Michael J. Hofto,
The Government Street Mid-Cap Fund

THE
JAMESTOWN
FUNDS

No-Load Funds

The Jamestown Balanced Fund
The Jamestown Equity Fund
The Jamestown Select Fund
The Jamestown Tax Exempt Virginia Fund

SEMI-ANNUAL REPORT

September 30, 2009
(Unaudited)

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

THE JAMESTOWN BALANCED FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Asset Allocation (% of Net Assets)

Ten Largest Equity Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	1.5%
Cisco Systems, Inc.	1.5%
Microsoft Corporation	1.5%
Transocean Ltd.	1.4%
State Street Corporation	1.4%
Express Scripts, Inc.	1.3%
Accenture plc - Class A	1.3%
United Technologies Corporation	1.3%
Noble Corporation	1.3%
General Mills, Inc.	1.3%

Equity Sector Concentration vs. the S&P 500 Index (61.7% of Net Assets)

Fixed-Income Portfolio (36% of Net Assets)

Average Stated Maturity (Years)	3.6
Average Duration (Years)	3.1
Average Coupon	5.58%
Average Yield to Maturity	2.67%

Credit Quality	% of Fixed Income Portfolio
AAA	46.6%
A	42.7%
BBB	10.7%

Sector Breakdown	% of Fixed Income Portfolio
U.S. Treasury	15.6%
U.S. Government Agency	13.7%
Mortgage-Backed	17.3%
Corporate	53.4%

THE JAMESTOWN EQUITY FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Asset Allocation (% of Net Assets)

Ten Largest Equity Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	2.4%
Microsoft Corporation	2.2%
Cisco Systems, Inc.	2.2%
Noble Corporation	2.1%
General Dynamics Corporation	2.1%
General Mills, Inc.	2.1%
Express Scripts, Inc.	2.1%
Transocean Ltd.	2.1%
Accenture plc - Class A	2.1%
Apollo Group, Inc. - Class A	2.1%

Sector Concentration vs. the S&P 500 Index

THE JAMESTOWN SELECT FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Asset Allocation (% of Net Assets)

Ten Largest Equity Holdings	% of Net Assets
SPDR KBW Bank ETF	2.5%
TJX Companies, Inc. (The)	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
AmerisourceBergen Corporation	2.2%
Colgate-Palmolive Company	2.1%
Hewlett-Packard Company	2.1%
Industrial Select Sector SPDR Fund (The)	2.1%
Noble Corporation	2.1%
EMC Corporation	2.1%
Coca-Cola Enterprises, Inc.	2.1%

Sector Concentration vs. the S&P 500 Index

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO INFORMATION
September 30, 2009 (Unaudited)

Characteristics (Weighted Average)
30-day SEC Yield	2.16%
Tax-Equivalent Yield	3.32%*
Average Maturity (years)	6.0
Average Duration (years)	4.7
Average Quality	AA
Number of Issues	53

*	Assumes a maximum 35.0% federal tax rate.

Maturity Breakdown (% of Portfolio)

Credit Quality (% of Portfolio)

Sector Diversification (% of Portfolio)

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 60.6%	Shares	Value
Consumer Discretionary — 7.7%
Apollo Group, Inc. - Class A (a)	4,100	$302,047
Comcast Corporation - Class A	15,300	258,417
Family Dollar Stores, Inc.	9,500	250,800
GameStop Corporation - Class A (a)	5,900	156,173
Home Depot, Inc. (The)	10,600	282,384
McDonald’s Corporation	4,950	282,497
Yum! Brands, Inc.	7,500	253,200
		1,785,518
Consumer Staples — 5.7%
CVS Caremark Corporation	7,300	260,902
General Mills, Inc.	4,700	302,586
Kroger Company (The)	10,100	208,464
PepsiCo, Inc.	4,900	287,434
Wal-Mart Stores, Inc.	5,550	272,449
		1,331,835
Energy — 7.2%
Apache Corporation	2,400	220,392
BP plc - ADR	5,300	282,119
Chevron Corporation	4,000	281,720
ConocoPhillips	6,100	275,476
Noble Corporation	8,000	303,680
Transocean Ltd. (a)	3,700	316,461
		1,679,848
Financials — 7.0%
AFLAC, Inc.	3,400	145,316
Aon Corporation	6,700	272,623
Bank of America Corporation	1,500	25,380
Goldman Sachs Group, Inc. (The)	1,900	350,265
Hudson City Bancorp, Inc.	19,500	256,425
State Street Corporation	6,000	315,600
Travelers Companies, Inc. (The)	5,000	246,150
		1,611,759
Health Care — 9.0%
Abbott Laboratories	6,100	301,767
AmerisourceBergen Corporation	10,400	232,752
Amgen, Inc. (a)	4,500	271,035
Bristol-Myers Squibb Company	12,200	274,744
Express Scripts, Inc. (a)	4,000	310,320
Gilead Sciences, Inc. (a)	6,100	284,138
Johnson & Johnson	2,300	140,047
Teva Pharmaceutical Industries Ltd. - ADR	5,500	278,080
		2,092,883

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 60.6% (Continued)	Shares	Value
Industrials — 6.5%
General Dynamics Corporation	4,600	$297,160
General Electric Company	7,500	123,150
ITT Corporation	4,400	229,460
Lockheed Martin Corporation	3,600	281,088
Norfolk Southern Corporation	6,300	271,593
United Technologies Corporation	5,000	304,650
		1,507,101
Information Technology — 13.8%
Accenture plc - Class A	8,300	309,341
Cisco Systems, Inc. (a)	14,500	341,330
EMC Corporation (a)	13,400	228,336
Fiserv, Inc. (a)	3,400	163,880
Google, Inc. - Class A (a)	450	223,132
Hewlett-Packard Company	5,900	278,539
Intel Corporation	14,500	283,765
International Business Machines Corporation	2,350	281,084
Microsoft Corporation	13,000	336,570
Oracle Corporation	13,300	277,172
QUALCOMM, Inc.	5,600	251,888
Symantec Corporation (a)	13,200	217,404
		3,192,441
Materials — 1.9%
Monsanto Company	2,600	201,240
Praxair, Inc.	2,800	228,732
		429,972
Telecommunication Services — 1.0%
AT&T, Inc.	8,200	221,482

Utilities — 0.8%
Public Service Enterprise Group, Inc.	6,000	188,640

Total Common Stocks (Cost $11,739,627)		$14,041,479

EXCHANGE-TRADED FUNDS — 1.1%	Shares	Value
SPDR KBW Bank ETF (Cost $231,420)	10,500	$244,965

U.S. TREASURY OBLIGATIONS — 5.6%	Par Value	Value
U.S. Treasury Notes - 5.6%
4.00%, 02/15/2014	$250,000	$270,410
4.25%, 11/15/2014	550,000	600,704
4.25%, 11/15/2017	400,000	431,000

Total U.S. Treasury Obligations (Cost $1,204,822)		$1,302,114

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%	Par Value	Value
Federal Home Loan Mortgage Corporation — 3.1%
5.125%, due 07/15/2012	$150,000	$164,583
5.25%, due 04/18/2016	500,000	557,709
		722,292
Federal National Mortgage Association — 1.8%
7.25%, due 01/15/2010	250,000	255,154
5.50%, due 03/15/2011	150,000	160,417
		415,571
Total U.S. Government Agency Obligations (Cost $1,046,449)		$1,137,863

MORTGAGE-BACKED SECURITIES — 6.3%	Par Value	Value
Federal Home Loan Mortgage Corporation — 1.3%
Pool #E90624, 6.00%, due 08/01/2017	$17,326	$18,461
Pool #A43942, 5.50%, due 03/01/2036	274,788	288,242
		306,703

Federal National Mortgage Association — 4.8%
Pool #618465, 5.00%, due 12/01/2016	134,576	141,295
Pool #684231, 5.00%, due 01/01/2018	195,112	204,852
Pool #255455, 5.00%, due 10/01/2024	197,681	207,044
Pool #255702, 5.00%, due 05/01/2025	316,062	330,768
Pool #808413, 5.50%, due 01/01/2035	214,586	224,756
		1,108,715

Government National Mortgage Association — 0.2%
Pool #781344, 6.50%, due 10/15/2031	27,824	29,585

Total Mortgage-Backed Securities (Cost $1,373,652)		$1,445,003

CORPORATE BONDS — 19.2%	Par Value	Value
Consumer Staples — 2.8%
Coca-Cola Company (The),
5.35%, due 11/15/2017	$250,000	$272,990
General Mills, Inc.,
5.70%, due 02/15/2017	150,000	163,210
PepsiCo, Inc.,
4.65%, due 02/15/2013	200,000	215,339
		651,539

Energy — 0.9%
Burlington Resources, Inc.,
6.68%, due 02/15/2011	200,000	213,811

Financials — 5.4%
American Express Company,
4.875%, due 07/15/2013	150,000	154,564
BB&T Corporation,
6.50%, due 08/01/2011	325,000	343,163
JPMorgan Chase & Company,
6.75%, due 02/01/2011	300,000	318,644

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 19.2% (Continued)	Par Value	Value
Financials — 5.4% (Continued)
Morgan Stanley,
5.30%, due 03/01/2013	$250,000	$261,958
Northern Trust Corporation,
4.625%, due 05/01/2014	150,000	159,607
		1,237,936

Health Care — 1.7%
Amgen, Inc.,
5.85%, due 06/01/2017	150,000	164,979
GlaxoSmithKline plc,
5.65%, due 05/15/2018	200,000	219,100
		384,079

Industrials — 3.9%
Alcoa, Inc.,
6.50%, due 06/01/2011	250,000	258,679
Dover Corporation,
6.50%, due 02/15/2011	345,000	367,555
United Technologies Corporation,
6.10%, due 05/15/2012	250,000	277,449
		903,683

Materials — 0.7%
E.I. du Pont de Nemours and Company,
5.875%, due 01/15/2014	150,000	166,104

Telecommunication Services — 3.8%
AT&T, Inc.,
4.95%, due 01/15/2013	250,000	266,550
Deutsche Telekom AG,
8.50%, due 06/15/2010	300,000	314,458
GTE Northwest, Inc.,
6.30%, due 06/01/2010	300,000	308,270
		889,278

Total Corporate Bonds (Cost $4,196,589)		$4,446,430

MONEY MARKET FUNDS — 2.1%	Shares	Value
Fidelity Institutional Money Market Portfolio -
Select Class, 0.37% (b) (Cost $490,884)	490,884	$490,884

Total Investments at Value — 99.8% (Cost $20,283,443)		$23,108,738

Other Assets in Excess of Liabilities — 0.2%		55,778

Net Assets — 100.0%		$23,164,516

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Consumer Discretionary — 12.4%
Apollo Group, Inc. - Class A (a)	6,450	$475,171
Comcast Corporation - Class A	24,500	413,805
Family Dollar Stores, Inc.	14,400	380,160
GameStop Corporation - Class A (a)	9,000	238,230
Home Depot, Inc. (The)	16,600	442,224
McDonald’s Corporation	7,900	450,853
Yum! Brands, Inc.	11,900	401,744
		2,802,187

Consumer Staples — 9.4%
CVS Caremark Corporation	11,600	414,584
General Mills, Inc.	7,500	482,850
Kroger Company (The)	16,000	330,240
PepsiCo, Inc.	8,000	469,280
Wal-Mart Stores, Inc.	8,800	431,992
		2,128,946

Energy — 11.6%
Apache Corporation	3,600	330,588
BP plc - ADR	8,500	452,455
Chevron Corporation	6,400	450,752
ConocoPhillips	9,700	438,052
Noble Corporation	12,800	485,888
Transocean Ltd. (a)	5,600	478,968
		2,636,703

Financials — 11.1%
AFLAC, Inc.	5,400	230,796
Aon Corporation	10,850	441,487
Goldman Sachs Group, Inc. (The)	2,900	534,615
Hudson City Bancorp, Inc.	33,500	440,525
State Street Corporation	9,000	473,400
Travelers Companies, Inc. (The)	8,000	393,840
		2,514,663

Health Care — 14.5%
Abbott Laboratories	9,300	460,071
AmerisourceBergen Corporation	16,500	369,270
Amgen, Inc. (a)	7,000	421,610
Bristol-Myers Squibb Company	20,500	461,660
Express Scripts, Inc. (a)	6,200	480,996
Gilead Sciences, Inc. (a)	9,550	444,839
Johnson & Johnson	3,600	219,204
Teva Pharmaceutical Industries Ltd. - ADR	8,700	439,872
		3,297,522

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Industrials — 10.0%
General Dynamics Corporation	7,500	$484,500
General Electric Company	6,000	98,520
ITT Corporation	7,000	365,050
Lockheed Martin Corporation	5,700	445,056
Norfolk Southern Corporation	9,600	413,856
United Technologies Corporation	7,600	463,068
		2,270,050

Information Technology — 21.3%
Accenture plc - Class A	12,800	477,056
Cisco Systems, Inc. (a)	21,200	499,048
EMC Corporation (a)	21,400	364,656
Fiserv, Inc. (a)	5,200	250,640
Google, Inc. - Class A (a)	675	334,699
Hewlett-Packard Company	8,500	401,285
Intel Corporation	22,400	438,368
International Business Machines Corporation	3,650	436,576
Microsoft Corporation	19,300	499,677
Oracle Corporation	20,600	429,304
QUALCOMM, Inc.	8,500	382,330
Symantec Corporation (a)	19,500	321,165
		4,834,804

Materials — 2.9%
Monsanto Company	4,000	309,600
Praxair, Inc.	4,300	351,267
		660,867

Telecommunication Services — 1.5%
AT&T, Inc.	12,400	334,924

Utilities — 1.2%
Public Service Enterprise Group, Inc.	8,500	267,240

Total Common Stocks (Cost $18,263,866)		$21,747,906

EXCHANGE-TRADED FUNDS — 1.7%	Shares	Value
SPDR KBW Bank ETF (Cost $369,425)	16,700	$389,611

MONEY MARKET FUNDS — 0.7%	Shares	Value
Fidelity Institutional Money Market Portfolio -
Select Class, 0.37% (b) (Cost $169,548)	169,548	$169,548

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS — 1.7%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/2009, due 10/01/2009,
repurchase proceeds: $385,860 (Cost $385,860) (c)	$385,860	$385,860

Total Investments at Value — 100.0% (Cost $19,188,699)		$22,692,925

Liabilities in Excess of Other Assets — (0.0%)		(10,829)

Net Assets — 100.0%		$22,682,096

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

(c)	Repurchase agreement is fully collateralized by $778,000 FGCI #G11649, 4.50%, due 02/01/2020. The aggregate market value of the collateral at September 30, 2009 was $393,718 (Note 1).

See accompanying notes to financial statements.

THE THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS — 89.6%	Shares	Value
Consumer Discretionary — 15.2%
Advance Auto Parts, Inc.	6,180	$242,751
Apollo Group, Inc. - Class A (a)	3,900	287,313
Comcast Corporation - Class A	18,100	305,709
Dollar Tree, Inc. (a)	5,700	277,476
Home Depot, Inc. (The)	11,350	302,364
McDonald’s Corporation	4,690	267,658
TJX Companies, Inc. (The)	9,480	352,182
Yum! Brands, Inc.	7,600	256,576
		2,292,029

Consumer Staples — 10.2%
Coca-Cola Enterprises, Inc.	14,960	320,293
Colgate-Palmolive Company	4,240	323,427
CVS Caremark Corporation	8,620	308,079
Molson Coors Brewing Company - Class B	6,300	306,684
Wal-Mart Stores, Inc.	5,810	285,213
		1,543,696

Energy — 11.1%
BP plc - ADR	5,600	298,088
Chevron Corporation	3,720	262,000
ConocoPhillips	6,600	298,056
Murphy Oil Corporation	3,420	196,889
Noble Corporation	8,500	322,660
Transocean Ltd. (a)	3,540	302,776
		1,680,469

Financials — 8.5%
AFLAC, Inc.	3,670	156,856
Aon Corporation	7,150	290,933
Goldman Sachs Group, Inc. (The)	1,860	342,891
Hudson City Bancorp, Inc.	22,100	290,615
Torchmark Corporation	4,540	197,172
		1,278,467

Health Care — 13.7%
Abbott Laboratories	6,100	301,767
AmerisourceBergen Corporation	14,600	326,748
Amgen, Inc. (a)	4,600	277,058
Baxter International, Inc.	3,130	178,441
Bristol-Myers Squibb Company	13,970	314,604
Gilead Sciences, Inc. (a)	6,080	283,207
Johnson & Johnson	2,400	146,136
Medco Health Solutions, Inc. (a)	4,470	247,236
		2,075,197

Industrials — 5.7%
CSX Corporation	6,460	270,416
General Dynamics Corporation	4,770	308,142
Raytheon Company	5,900	283,023
		861,581

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.6% (Continued)	Shares	Value
Information Technology — 20.6%
Accenture plc - Class A	7,950	$296,297
Affiliated Computer Services, Inc. - Class A (a)	5,880	318,520
CA, Inc.	9,400	206,706
EMC Corporation (a)	18,800	320,352
Fiserv, Inc. (a)	4,900	236,180
Hewlett-Packard Company	6,850	323,388
International Business Machines Corporation	2,650	316,966
Intuit, Inc. (a)	9,600	273,600
McAfee, Inc. (a)	5,580	244,348
Microsoft Corporation	11,270	291,780
Oracle Corporation	13,765	286,863
		3,115,000

Materials — 2.9%
Pactiv Corporation (a)	7,200	187,560
Sigma-Aldrich Corporation	4,500	242,910
		430,470

Utilities — 1.7%
CMS Energy Corporation	19,100	255,940

Total Common Stocks (Cost $12,773,026)		$13,532,849

EXCHANGE-TRADED FUNDS — 5.9%	Shares	Value
Energy Select Sector SPDR Fund (The)	3,660	$197,347
Industrial Select Sector SPDR Fund (The)	12,250	322,665
SPDR KBW Bank ETF	16,200	377,946
Total Exchange-Traded Funds (Cost $813,792)		$897,958

MONEY MARKET FUNDS — 4.5%	Shares	Value
Fidelity Institutional Money Market Portfolio -
Select Class, 0.37% (b) (Cost $673,882)	673,882	$673,882

Total Investments at Value — 100.0% (Cost $14,260,700)		$15,104,689

Other Assets in Excess of Liabilities — 0.0%		290

Net Assets — 100.0%		$15,104,979

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

THE THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 96.7%	Par Value	Value
Alexandria, Virginia, GO,
5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101	$1,000,000	$1,042,910
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	500,000	539,665
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	583,549
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	810,369
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,102,160
Fairfax Co., Virginia, GO,
5.00%, due 10/01/2011	700,000	760,200
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	828,450
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	585,505
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	459,484
Hampton, Virginia, GO,
5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102	1,000,000	1,037,400
5.00%, due 04/01/2020	500,000	555,685
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	296,365
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	417,680
5.00%, due 05/01/2022	300,000	351,840
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	563,615
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,095,130
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	593,800
Loudoun Co., Virginia, GO,
5.00%, due 07/01/2012	500,000	555,755
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019	1,000,000	1,086,910
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	585,565
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	750,344
Medical College of Virginia, Hospitals Authority, Revenue,
5.00%, due 07/01/2013	700,000	708,078
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022	500,000	554,310

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 96.7% (Continued)	Par Value	Value
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	$500,000	$565,145
New River Valley Regional Jail Authority, Revenue,
4.00%, due 04/01/2011	250,000	252,287
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	556,395
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,075,720
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	567,605
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	232,591
Richmond, Virginia, Industrial Dev. Authority, Government Facilities, Revenue,
4.75%, due 07/15/2010	510,000	523,954
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,113,850
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015	1,000,000	1,093,050
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	557,125
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	542,795
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	663,700
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	295,860
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021	250,000	295,858
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017	500,000	553,175
5.00%, due 04/01/2017	500,000	566,780
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	586,220
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	567,260
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,128,640
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	635,000	705,237
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	665,835
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	444,064
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	595,915

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS — 96.7% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	$500,000	$596,685
Virginia State Resources Authority, Infrastructure, Revenue,
5.50%, due 05/01/2017, prerefunded 05/01/2010 @ 101	400,000	416,140
5.50%, due 05/01/2017	100,000	103,768
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	574,840
Virginia State, Series B, GO,
5.00%, due 06/01/2012	500,000	554,225
5.00%, due 06/01/2017	250,000	299,067

Total Virginia Revenue and General Obligation (GO) Bonds
(Cost $30,696,929)		$32,558,555

MONEY MARKET FUNDS — 2.1%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.22% (a)
(Cost $716,973)	716,973	$716,973

Total Investments at Value — 98.8% (Cost $31,413,902)		$33,275,528

Other Assets in Excess of Liabilities — 1.2%		388,057

Net Assets — 100.0%		$33,663,585

(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Select Fund	Jamestown Tax Exempt Virginia Fund
ASSETS
Investments in securities:
At acquisition cost	$20,283,443	$19,188,699	$14,260,700	$31,413,902
At value (Note 1)	$23,108,738	$22,692,925	$15,104,689	$33,275,528
Cash	826	1,314	1,275	—
Dividends and interest receivable	108,541	11,153	6,850	428,447
Receivable for capital shares sold	—	500	—	1,200
Other assets	4,341	10,291	10,742	9,469
TOTAL ASSETS	23,222,446	22,716,183	15,123,556	33,714,644

LIABILITIES
Distributions payable	12,949	—	—	12,032
Payable for capital shares redeemed	14,117	10,912	—	16,414
Accrued investment advisory fees (Note 3)	12,305	11,976	9,148	14,618
Accrued administration fees (Note 3)	4,000	4,000	4,000	4,000
Accrued compliance fees (Note 3)	425	425	425	425
Other accrued expenses	14,134	6,774	5,004	3,570
TOTAL LIABILITIES	57,930	34,087	18,577	51,059

NET ASSETS	$23,164,516	$22,682,096	$15,104,979	$33,663,585

Net assets consist of:
Paid-in capital	$22,198,940	$22,547,806	$21,723,906	$31,742,142
Accumulated undistributed (overdistributed) net investment income	(55,861)	74,638	10,833	20,733
Accumulated net realized gains (losses) from security transactions	(1,803,858)	(3,444,574)	(7,473,749)	39,084
Net unrealized appreciation on investments	2,825,295	3,504,226	843,989	1,861,626
Net assets	$23,164,516	$22,682,096	$15,104,979	$33,663,585

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,035,109	1,690,250	1,971,028	3,203,193

Net asset value, offering price and redemption price per share	$11.38	$13.42	$7.66	$10.51

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Select Fund	Jamestown Tax Exempt Virginia Fund
INVESTMENT INCOME
Dividends	$126,026	$201,179	$120,167	$1,297
Foreign withholding taxes on dividends	(337)	(545)	—	—
Interest	233,190	25	—	613,627
TOTAL INVESTMENT INCOME	358,879	200,659	120,167	614,924

EXPENSES
Investment advisory fees (Note 3)	72,534	68,725	52,214	67,424
Administration fees (Note 3)	24,000	24,000	24,000	24,208
Professional fees	8,780	7,380	7,435	5,980
Trustees’ fees and expenses	6,232	6,232	6,232	6,232
Custodian and bank service fees	3,899	4,125	2,693	3,073
Compliance fees and expenses (Note 3)	2,550	2,550	2,550	2,550
Printing of shareholder reports	2,243	3,553	1,611	1,480
Pricing costs	3,111	649	599	4,036
Registration fees	1,824	2,657	2,977	634
Insurance expense	1,588	1,421	1,042	2,287
Postage and supplies	1,624	1,738	1,423	1,472
Other expenses	5,883	7,991	6,558	2,747
TOTAL EXPENSES	134,268	131,021	109,334	122,123
Fees voluntarily waived by the Adviser (Note 3)	—	—	—	(5,817)
Expenses reimbursed through a directed brokerage arrangement (Note 4)	(10,000)	(5,000)	—	—
NET EXPENSES	124,268	126,021	109,334	116,306

NET INVESTMENT INCOME	234,611	74,638	10,833	498,618

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on security transactions	(520,058)	(728,287)	(1,142,752)	34,036
Net change in unrealized appreciation/depreciation on investments	3,242,509	4,773,070	3,871,783	837,476

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,722,451	4,044,783	2,729,031	871,512

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,957,062	$4,119,421	$2,739,864	$1,370,130

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Jamestown Balanced Fund		Jamestown Equity Fund
	Six Months Ended Sept. 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended Sept. 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$234,611	$568,712	$74,638	$148,523
Net realized losses on security transactions	(520,058)	(1,243,572)	(728,287)	(2,678,409)
Net change in unrealized appreciation/
depreciation on investments	3,242,509	(5,607,996)	4,773,070	(7,869,783)
Net increase (decrease) in net assets from operations	2,957,062	(6,282,856)	4,119,421	(10,399,669)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(277,970)	(449,455)	—	—
Return of capital	—	—	—	(127,900)
Decrease in net assets from distributions to shareholders	(277,970)	(449,455)	—	(127,900)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	101,627	748,777	666,026	1,613,782
Net asset value of shares issued in reinvestment of distributions to shareholders	238,570	386,123	—	117,283
Payments for shares redeemed	(926,370)	(5,388,675)	(893,497)	(4,729,875)
Net decrease in net assets from capital share transactions	(586,173)	(4,253,775)	(227,471)	(2,998,810)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,092,919	(10,986,086)	3,891,950	(13,526,379)

NET ASSETS
Beginning of period	21,071,597	32,057,683	18,790,146	32,316,525
End of period	$23,164,516	$21,071,597	$22,682,096	$18,790,146

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$(56,687)	$(13,328)	$74,638	$—

CAPITAL SHARE ACTIVITY
Shares sold	9,544	72,678	55,086	127,845
Shares reinvested	22,232	32,928	—	8,974
Shares redeemed	(85,864)	(492,194)	(71,703)	(367,801)
Net decrease in shares outstanding	(54,088)	(386,588)	(16,617)	(230,982)
Shares outstanding, beginning of period	2,089,197	2,475,785	1,706,867	1,937,849
Shares outstanding, end of period	2,035,109	2,089,197	1,690,250	1,706,867

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Jamestown Select Fund		Jamestown Tax Exempt Virginia Fund
	Six Months Ended Sept. 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended Sept. 30, 2009 (Unaudited)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment income	$10,833	$48,891	$498,618	$1,002,793
Net realized gains (losses) on security transactions	(1,142,752)	(5,803,610)	34,036	8,422
Net change in unrealized appreciation/depreciation on investments	3,871,783	(3,337,162)	837,476	488,234
Net increase (decrease) in net assets from operations	2,739,864	(9,091,881)	1,370,130	1,499,449

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(48,891)	(505,124)	(990,933)
In excess of net investment income	—	(6,788)	—	—
From net realized gains from security transactions	—	—	—	(3,442)
Decrease in net assets from distributions to shareholders	—	(55,679)	(505,124)	(994,375)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	270,577	2,033,815	1,253,908	4,688,555
Net asset value of shares issued in reinvestment of distributions to shareholders	—	52,968	428,820	845,363
Payments for shares redeemed	(302,201)	(4,077,051)	(1,614,103)	(2,402,415)
Net increase (decrease) in net assets from capital share transactions	(31,624)	(1,990,268)	68,625	3,131,503

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,708,240	(11,137,828)	933,631	3,636,577

NET ASSETS
Beginning of period	12,396,739	23,534,567	32,729,954	29,093,377
End of period	$15,104,979	$12,396,739	$33,663,585	$32,729,954

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$10,833	$—	$20,733	$27,239

CAPITAL SHARE ACTIVITY
Shares sold	37,632	260,358	121,850	467,416
Shares reinvested	—	7,778	41,473	83,841
Shares redeemed	(43,829)	(555,455)	(154,967)	(237,160)
Net increase (decrease) in shares outstanding	(6,197)	(287,319)	8,356	314,097
Shares outstanding, beginning of period	1,977,225	2,264,544	3,194,837	2,880,740
Shares outstanding, end of period	1,971,028	1,977,225	3,203,193	3,194,837

See accompanying notes to financial statements.

THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30, 2009		Years Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.09		$12.95	$14.53	$14.97	$14.92	$15.40

Income (loss) from investment operations:
Net investment income	0.11		0.25	0.26	0.27	0.26	0.29
Net realized and unrealized gains (losses) on investments	1.32		(2.91)	0.27	0.69	1.06	0.14
Total from investment operations	1.43		(2.66)	0.53	0.96	1.32	0.43

Less distributions:
Dividends from net investment income	(0.14)		(0.20)	(0.28)	(0.29)	(0.27)	(0.30)
Distributions from net realized gains	—		—	(1.83)	(1.11)	(1.00)	(0.61)
Total distributions	(0.14)		(0.20)	(2.11)	(1.40)	(1.27)	(0.91)

Net asset value at end of period	$11.38		$10.09	$12.95	$14.53	$14.97	$14.92

Total return (a)	14.21%	(b)	(20.75% )	2.97%	6.57%	9.14%	2.83%

Net assets at end of period (000’s)	$23,165		$21,072	$32,058	$45,460	$56,879	$62,235

Ratio of gross expenses to average net assets	1.20%	(c)	1.14%	1.01%	0.94%	0.93%	0.92%

Ratio of net expenses to average net assets (d)	1.11%	(c)	1.05%	0.95%	0.89%	0.89%	0.88%

Ratio of net investment income to average net assets	2.10%	(c)	2.10%	1.71%	1.80%	1.72%	1.87%

Portfolio turnover rate	23%	(b)	43%	30%	40%	49%	29%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,
	2009		Years Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$11.01		$16.68	$18.12	$18.45	$17.69	$18.28

Income (loss) from investment operations:
Net investment income	0.04		0.08	0.08	0.10	0.07	0.12
Net realized and unrealized gains (losses) on investments	2.37		(5.68)	0.20	1.15	2.11	0.65
Total from investment operations	2.41		(5.60)	0.28	1.25	2.18	0.77

Less distributions:
Dividends from net investment income	—		—	(0.08)	(0.10)	(0.07)	(0.12)
Distributions from net realized gains	—		—	(1.50)	(1.48)	(1.35)	(1.24)
Return of capital	—		(0.07)	(0.14)	—	—	—
Total distributions	—		(0.07)	(1.72)	(1.58)	(1.42)	(1.36)

Net asset value at end of period	$13.42		$11.01	$16.68	$18.12	$18.45	$17.69

Total return (a)	21.89%	(b)	(33.63% )	0.94%	6.92%	12.69%	4.34%

Net assets at end of period (000’s)	$22,682		$18,790	$32,317	$37,128	$42,770	$42,253

Ratio of gross expenses to average net assets	1.24%	(c)	1.15%	0.99%	0.97%	0.97%	0.95%

Ratio of net expenses to average net assets (d)	1.19%	(c)	1.10%	0.95%	0.91%	0.92%	0.90%

Ratio of net investment income to average net assets	0.71%	(c)	0.56%	0.38%	0.52%	0.36%	0.63%

Portfolio turnover rate	36%	(b)	69%	46%	53%	60%	34%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

THE JAMESTOWN SELECT FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended Sept. 30, 2009 (Unaudited)		Year Ended March 31, 2009		Year Ended March 31, 2008		Period Ended March 31, 2007 (a)
Net asset value at beginning of period	$6.27		$10.39		$10.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02		(0.00	)(c)	0.01
Net realized and unrealized gains (losses) on investments	1.38		(4.11)		(0.33)		0.75
Total from investment operations	1.39		(4.09)		(0.33)		0.76

Less distributions:
Dividends from net investment income	—		(0.03)		—		(0.02)
In excess of net investment income	—		(0.00	)(c)	—		—
Dividends from net realized gains	—		—		(0.02)		—
Total distributions	—		(0.03)		(0.02)		(0.02)

Net asset value at end of period	$7.66		$6.27		$10.39		$10.74

Total return (b)	22.17%	(e)	(39.41%	)	(3.07%	)	7.55%	(e)

Net assets at end of period (000’s)	$15,105		$12,397		$23,535		$19,209

Ratio of gross expenses to average net assets	1.57%	(d)	1.38%		1.24%		1.47%	(d)

Ratio of net expenses to average net assets	1.57%	(d)	1.38%		1.24%		1.25%	(d)

Ratio of net investment income (loss) to average net assets	0.16%	(d)	0.26%		(0.01%	)	0.31%	(d)

Portfolio turnover rate	48%	(e)	86%		88%		46%	(e)

(a)	Represents the period from the commencement of operations (October 31, 2006) through March 31, 2007.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Represents less than a penny per share.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Sept. 30,
	2009		Years Ended March 31,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value at beginning of period	$10.24		$10.10		$10.06	$10.05	$10.22	$10.57

Income (loss) from investment operations:
Net investment income	0.15		0.34		0.36	0.37	0.36	0.37
Net realized and unrealized gains (losses) on investments	0.28		0.13		0.05	0.01	(0.17)	(0.35)
Total from investment operations	0.43		0.47		0.41	0.38	0.19	0.02

Less distributions:
Dividends from net investment income	(0.16)		(0.33)		(0.36)	(0.36)	(0.36)	(0.37)
Distributions from net realized gains	—		(0.00	)(b)	(0.01)	(0.01)	—	—
Total distributions	(0.16)		(0.33)		(0.37)	(0.37)	(0.36)	(0.37)

Net asset value at end of period	$10.51		$10.24		$10.10	$10.06	$10.05	$10.22

Total return (a)	4.19%	(c)	4.77%		4.09%	3.85%	1.83%	0.19%

Net assets at end of period (000’s)	$33,664		$32,730		$29,093	$28,981	$30,421	$31,559

Ratio of gross expenses to average net assets	0.72%	(d)	0.77%		0.77%	0.75%	0.73%	0.72%

Ratio of net expenses to average net assets	0.69%	(d)	0.69%		0.69%	0.69%	0.69%	0.69%

Ratio of net investment income to average net assets	2.96%	(d)	3.31%		3.54%	3.66%	3.50%	3.60%

Portfolio turnover rate	12%	(c)	10%		13%	10%	22%	15%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Represents less than a penny per share.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

1.  Organization and Significant Accounting Policies

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940.  The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The Jamestown Balanced Fund’s investment objectives are long-term growth of capital and income through investment in a portfolio of equity and fixed income securities.  Capital protection and low volatility are important investment goals.

The Jamestown Equity Fund’s investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks and other equity securities.  Current income is incidental to this objective and may not be significant.

The Jamestown Select Fund’s investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks.  Current income is incidental to this objective and may not be significant.

The Jamestown Tax Exempt Virginia Fund’s investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of a shareholder’s investment.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009:

	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Select Fund	Jamestown Tax Exempt Virginia Fund
Level 1 - Quoted prices	$14,777,328	$22,692,925	$15,104,689	$716,973
Level 2 - Other significant observable inputs	8,331,410	—	—	32,558,555
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$23,108,738	$22,692,925	$15,104,689	$33,275,528

As of September 30, 2009, all of the securities held by The Jamestown Equity Fund and The Jamestown Select Fund were valued using Level 1 inputs.  See each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and sector type, as required by GAAP.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summay of the inputs used to value the investments of The Jamestown Balanced Fund and The Jamestown Tax Exempt Virginia Fund as of September 30, 2009 by security type, as required by GAAP:

Jamestown Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$14,041,479	$—	$—	$14,041,479
Exchange-Traded Funds	244,965	—	—	244,965
U.S. Treasury & Agency Bonds	—	2,439,977	—	2,439,977
Mortgage-Backed Securities	—	1,445,003	—	1,445,003
Corporate Bonds	—	4,446,430	—	4,446,430
Money Market Funds	490,884	—	—	490,884
Total	$14,777,328	$8,331,410	$—	$23,108,738

Jamestown Tax Exempt Virginia Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$32,558,555	$—	$32,558,555
Money Market Funds	716,973	—	—	716,973
Total	$716,973	$32,558,555	$—	$33,275,528

See The Jamestown Balanced Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type, as required by GAAP.

Repurchase agreements — The Funds may enter into repurchase agreements.  A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value.  At the time a Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Funds actively monitor and seek additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Select Fund. Dividends arising from net investment income are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  These “book/tax” differences are either temporary or permanent in nature.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the periods ended September 30, 2009 and March 31, 2009 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Exempt- Interest Dividends	Return of Capital	Total Distributions
Jamestown Balanced Fund	9/30/09	$277,970	$—	$—	$—	$277,970
	3/31/09	$449,455	$—	$—	$—	$449,455

Jamestown Equity Fund	9/30/09	$—	$—	$—	$—	$—
	3/31/09	$—	$—	$—	$127,900	$127,900

Jamestown Select Fund	9/30/09	$—	$—	$—	$—	$—
	3/31/09	$55,679	$—	$—	$—	$55,679

Jamestown Tax Exempt	9/30/09	$—	$—	$505,124	$—	$505,124
Virginia Fund	3/31/09	$—	$3,442	$990,933	$—	$994,375

Security transactions — Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Securities traded on a “to-be-announced” basis — The Jamestown Balanced Fund may trade securities on a “to-be-announced” (“TBA”) basis.  In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.  These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributable earnings (accumulated deficit) at September 30, 2009 was as follows:

	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Select Fund	Jamestown Tax Exempt Virginia Fund
Cost of portfolio investments	$20,376,763	$19,392,467	$14,338,288	$31,394,935
Gross unrealized appreciation	$3,331,210	$4,246,697	$1,524,832	$1,880,593
Gross unrealized depreciation	(599,235)	(946,239)	(758,431)	—
Net unrealized appreciation (depreciation) on investments	2,731,975	3,300,458	766,401	1,880,593
Accumulated undistributed (overdistributed) ordinary income	(16,176)	74,638	10,833	2,500
Undistributed tax exempt income	—	—	—	12,032
Accumulated undistributed long-term gains	—	—	—	38,350
Capital loss carryforwards	(931,525)	(1,615,894)	(3,848,385)	—
Post-October losses	(264,645)	(867,989)	(2,435,731)	—
Other losses	(541,104)	(756,923)	(1,112,045)	—
Other temporary differences	(12,949)	—	—	(12,032)
Total distributable earnings (accumulated deficit)	$965,576	$134,290	$(6,618,927)	$1,921,443

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of discounts and premiums on fixed income securities.

As of March 31, 2009, The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Select Fund had the following capital loss carryforwards for federal income tax purposes:

	Amount	Expires March 31,
The Jamestown Balanced Fund	$931,525	2017
The Jamestown Equity Fund	$1,615,894	2017
The Jamestown Select Fund	$229,908	2016
	3,618,477	2017
	$3,848,385

In addition, The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Select Fund had net realized capital losses of $264,645, $867,989 and $2,435,731, respectively, during the period November 1, 2008 through March 31, 2009, which are treated for federal income tax purposes as arising during the Funds’ tax year ending March 31, 2010.  These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

For the six months ended September 30, 2009, The Jamestown Balanced Fund reclassified $826 of overdistributed net investment income against accumulated net realized losses on the Statement of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are primarily due to the tax treatment of certain debt obligations and paydown adjustments. Such reclassification had no effect on the Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2009) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.  Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2009:

	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Select Fund	Jamestown Tax Exempt Virginia Fund
Purchase of investment securities	$5,020,243	$7,890,721	$6,606,332	$4,623,945
Proceeds from sales and maturities of investment securities	$5,570,415	$7,368,878	$6,453,201	$4,015,085

3.  Transactions with Affiliates

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
Each Fund’s investments are managed by Lowe, Brockenbrough & Company, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement.  Under the Investment Advisory Agreement, The Jamestown Balanced Fund pays the Adviser  a fee, which is computed and accrued daily and paid monthly, at an annual rate of .65% of its average daily net assets up to $250 million, ..60% of the next $250 million of such assets and .55% of such assets in excess of $500 million.  The Jamestown Equity Fund pays the Adviser a fee at an annual rate of .65% of its average daily net assets up to $500 million and ..55% of such assets in excess of $500 million. The Jamestown Select Fund pays the Adviser a fee at an annual rate of .75% of its average daily net assets.  The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at an annual rate of .40% of its average daily net assets up to $250 million, ..35% of the next $250 million of such assets and .30% of such assets in excess of $500 million.  Certain Trustees and officers of the Trust are also officers of the Adviser.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended September 30, 2009, the Adviser voluntarily undertook to limit the total annual operating expenses of The Jamestown Tax Exempt Virginia Fund to .69% of average daily net assets.  Accordingly, the Adviser voluntarily waived $5,817 of the Fund’s investment advisory fees during the six months ended September 30, 2009.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds.  For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of its average daily net assets up to $25 million; .125% of the next $25 million of such assets; and .10% of such assets in excess of $50 million. The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Select Fund are each subject to a minimum monthly fee of $4,000. The Jamestown Tax Exempt Virginia Fund is subject to a minimum monthly fee of $3,500. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.  For these services, the Funds pay Ultimus an annual base fee of $22,200 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4.  Brokerage Arrangement

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, a portion of each Fund’s operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades.  Payment of expenses by the broker-dealer is based on a percentage of commissions earned.

Expenses reimbursed through the brokerage arrangement totaled $10,000 and $5,000 for The Jamestown Balanced Fund and The Jamestown Equity Fund, respectively, for the six months ended September 30, 2009.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.  Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on November 18, 2009 and has noted no such events.

7.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority.  The Codification supersedes all existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification has become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore, the Funds have adopted SFAS 168 with these financial statements.  Management has evaluated this new pronouncement and has determined that it does not have a material impact on the determination or reporting of these financial statements.

THE JAMESTOWN FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2009 through September 30, 2009).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios for the prior five fiscal years, can be found in this report.   For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

THE JAMESTOWN FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses
	April 1,	September 30,	Paid During
	2009	2009	Period*
The Jamestown Balanced Fund
Based on Actual Fund Return	$1,000.00	$1,142.10	$5.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.50	$5.62
The Jamestown Equity Fund
Based on Actual Fund Return	$1,000.00	$1,218.90	$6.62
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.10	$6.02
The Jamestown Select Fund
Based on Actual Fund Return	$1,000.00	$1,221.70	$8.74
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.20	$7.94
The Jamestown Tax Exempt Virginia Fund
Based on Actual Fund Return	$1,000.00	$1,041.90	$3.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1.021.61	$3.50

*
Expenses are equal to the Funds’ annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Jamestown Balanced Fund	1.11%
The Jamestown Equity Fund	1.19%
The Jamestown Select Fund	1.57%
The Jamestown Tax Exempt Virginia Fund	0.69%

THE JAMESTOWN FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request, by calling 1-866-738-1126.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       THE JAMESTOWN FUNDS

                         Investment Adviser
                         Lowe, Brockenbrough & Company, Inc.
                         1802 Bayberry Court
                         Suite 400
                         Richmond, Virginia 23226
                         www.jamestownfunds.com

                         Administrator
                         Ultimus Fund Solutions, LLC
                         P.O. Box 46707
                         Cincinnati, Ohio 45246-0707
                         (Toll-Free) 1-866-738-1126

                         Independent Registered Public
                         Accounting Firm
                         Ernst & Young LLP
                         1900 Scripps Center
                         312 Walnut Street
                         Cincinnati, Ohio 45202

                         Legal Counsel
                         Sullivan & Worcester LLP
                         One Post Office Square
                         Boston, Massachusetts 02109

                         Board of Trustees
                         Austin Brockenbrough, III
                         John T. Bruce
                         Charles M. Caravati, Jr.
                         Robert S. Harris
                         J. Finley Lee, Jr.
                         Richard L. Morrill
                         Harris V. Morrissette
                         Samuel B. Witt, III

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*	/s/ John F. Splain
John F. Splain, Secretary

Date          November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Lawrence B. Whitlock, Jr.
Lawrence B. Whitlock, Jr., President (The Jamestown Select Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Joseph L. Antrim III
Joseph L. Antrim III, President (The Davenport Core Fund)

Date          November 24, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          November 24, 2009

* Print the name and title of each signing officer under his or her signature.